UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:   4/30

Date of reporting period: 7/31/17

Item 1. Schedule of Investments.

	FRANKLIN STRATEGIC SERIES

Statement of Investments, July 31, 2017 (unaudited)
Franklin Biotechnology Discovery Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 97.9%
Biotechnology 84.2%
[a] Acadia Pharmaceuticals Inc	United States	1,017,000	$30,276,090
[a] Acceleron Pharma Inc	United States	166,700	5,359,405
[a,b] Achaogen Inc	United States	144,100	2,739,341
[a] Alexion Pharmaceuticals Inc	United States	871,100	119,636,874
Amgen Inc	United States	253,900	44,308,089
[a] Amicus Therapeutics Inc	United States	933,900	12,094,005
[a] AnaptysBio Inc	United States	102,470	2,493,095
[a] Aquinox Pharmaceuticals Inc	Canada	469,500	6,638,730
[a,b,c] ARCA biopharma Inc	United States	478,077	884,442
[a,c] ARCA biopharma Inc., wts., 6/16/22.	United States	1,338,619	40,171
[a,b] Argenx SE, ADR	Netherlands	125,500	2,592,830
[a] Array BioPharma Inc	United States	2,416,900	18,150,919
[a] Audentes Therapeutics Inc	United States	139,400	2,800,546
[a,b] Aurinia Pharmaceuticals Inc	Canada	459,100	2,896,921
[a] AveXis Inc	United States	87,426	8,100,019
[a] Axovant Sciences Ltd	United States	535,082	12,264,079
[a] Biogen Inc	United States	236,461	68,476,741
[a] BioMarin Pharmaceutical Inc	United States	410,256	35,991,759
[a] Bioverativ Inc	United States	134,280	8,321,332
[a] Bluebird Bio Inc	United States	83,600	7,879,300
[a] Calithera Biosciences Inc	United States	275,500	4,215,150
[a,b] Cara Therapeutics Inc	United States	159,600	2,240,784
[a] Celgene Corp	United States	1,047,400	141,828,433
[a] ChemoCentryx Inc	United States	743,808	7,542,213
[a] Clovis Oncology Inc	United States	644,100	54,626,121
[a] Concert Pharmaceuticals Inc	United States	263,800	3,806,634
[a,b] CRISPR Therapeutics AG.	Switzerland	274,014	4,792,505
[a] CytomX Therapeutics Inc	United States	125,100	1,687,599
[a,b] DelMar Pharmaceuticals Inc	Canada	388,770	843,631
[a] DelMar Pharmaceuticals Inc., wts., 4/12/22.	Canada	291,578	87,862
[a,b] Dynavax Technologies Corp	United States	368,070	5,833,910
[a] Edge Therapeutics Inc	United States	702,846	7,569,651
[a] Enanta Pharmaceuticals Inc	United States	36,400	1,387,204
[a] Epizyme Inc	United States	371,700	4,237,380
[a] Exelixis Inc	United States	765,100	20,741,861
[a,c] Fate Therapeutics Inc	United States	2,373,777	6,860,216
[a] G1 Therapeutics Inc	United States	123,000	1,750,290
[a,d] G1 Therapeutics Inc., Private Placement	United States	314,126	4,191,540
[a,b,e] Genocea Biosciences Inc	United States	1,042,054	5,929,287
Gilead Sciences Inc	United States	854,100	64,988,469
[a,b] GlycoMimetics Inc	United States	670,100	7,652,542
[a] Heron Therapeutics Inc	United States	1,700,356	26,950,643
[a] Immune Design Corp	United States	282,927	3,480,002
[a] Incyte Corp	United States	653,200	87,065,028
[a,d] Intarcia Therapeutics Inc., DD	United States	80,195	4,811,700
[a] Iovance Biotherapeutics Inc	United States	1,378,100	8,061,885
[a] Karyopharm Therapeutics Inc	United States	652,554	5,507,556
[a] Kite Pharma Inc	United States	88,844	9,631,578
[a,e] Loxo Oncology Inc	United States	94,200	6,811,602
[a] MacroGenics Inc	United States	180,200	2,976,904
[b] Merrimack Pharmaceuticals Inc	United States	1,402,187	1,864,909
[a,b] Merus BV	Netherlands	240,506	3,867,336

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a] Minerva Neurosciences Inc	United States	426,800	$2,838,220
[a,b] Mirna Therapeutics Inc	United States	545,947	928,055
[a] Molecular Templates Inc., wts., 2/12/20	United States	439,500	—
[a] Natera Inc	United States	392,629	3,168,516
[a] Neurocrine Biosciences Inc	United States	898,400	43,150,152
[a] Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	4,043
[a] OvaScience Inc	United States	250,154	380,234
[a] Pfenex Inc	United States	532,384	2,315,870
[a] ProQR Therapeutics NV	Netherlands	123,300	647,325
[a] Proteostasis Therapeutics Inc	United States	88,600	251,624
[a] Puma Biotechnology Inc	United States	303,000	28,800,150
[a,b] Radius Health Inc	United States	157,400	6,930,322
[a] Regeneron Pharmaceuticals Inc	United States	159,109	78,221,167
[a] REGENXBIO Inc	United States	345,200	6,213,600
[a] Retrophin Inc	United States	376,194	7,614,167
[a] Sage Therapeutics Inc	United States	113,870	9,081,132
[a] Tesaro Inc	United States	331,544	42,324,907
[a,b] TG Therapeutics Inc	United States	504,000	5,796,000
[a,b] Tracon Pharmaceuticals Inc	United States	91,284	214,517
[a,b] Vascular Biogenics Ltd	Israel	54,731	229,870
[a] Vertex Pharmaceuticals Inc	United States	400,800	60,849,456
[a] vTv Therapeutics Inc., A	United States	317,100	1,382,556
[a] Xencor Inc	United States	186,632	4,357,857
[a] Zymeworks Inc	Canada	295,900	2,168,947
			1,213,655,800
Life Sciences Tools & Services 3.9%
[a] Illumina Inc	United States	320,400	55,701,540
Pharmaceuticals 9.8%
[a,d] Acerta Pharma BV.	Netherlands	107,297,280	3,580,617
[a] Aclaris Therapeutics Inc	United States	560,662	16,147,067
[a,b] Agile Therapeutics Inc	United States	999,100	4,735,734
[a,b,c,e] Alcobra Ltd	Israel	1,737,306	1,928,410
[a] Aratana Therapeutics Inc	United States	1,102,000	7,438,500
[a,c] BioPharmX Corp	United States	1,900,375	652,399
[a,c,f] BioPharmX Corp., 144A	United States	1,945,737	667,972
[a,c] BioPharmX Corp., wts., 3/29/21.	United States	108,000	7,000
[a,c] BioPharmX Corp., wts., 11/22/23	United States	1,259,925	169,423
[a,b] Collegium Pharmaceutical Inc	United States	442,700	5,299,119
[a] Cymabay Therapeutics, Inc	United States	547,200	3,890,592
[a,b] Egalet Corp	United States	1,032,677	1,363,134
[a] Flex Pharma Inc	United States	170,200	723,350
[a] Foamix Pharmaceuticals Ltd	Israel	371,100	1,951,986
[a] GW Pharmaceuticals PLC, ADR	United Kingdom	88,667	9,911,197
[a] Jazz Pharmaceuticals PLC	United States	97,900	15,038,419
[a,b] Marinus Pharmaceuticals Inc	United States	831,820	1,555,503
[a] The Medicines Co	United States	373,200	14,349,540
[a] Nabriva Therapeutics PLC	Ireland	140,100	1,459,842
[a,b] Neos Therapeutics Inc	United States	614,800	3,965,460
[a] Neuroderm Ltd	Israel	232,600	9,001,620
[a,b] Novan Inc	United States	120,969	723,395
[a] Paratek Pharmaceuticals Inc	United States	200,300	3,895,835

|2

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
[a] Reata Pharmaceuticals Inc	United States	91,000	$2,664,480
[a] Revance Therapeutics Inc	United States	551,400	12,544,350
[a,b] TherapeuticsMD Inc	United States	2,700,640	15,258,616
[a] Zogenix Inc	United States	226,415	2,716,980
			141,640,540
Total Common Stocks and Other Equity Interests
(Cost $849,359,386)			1,410,997,880

		Principal
		Amount
Escrows and Litigation Trusts (Cost $2,788,760) 0.1%
[a] True North Therapeutics Inc.,	United States	759,880	1,314,760
Total Investments before Short Term Investments
(Cost $852,148,146)			1,412,312,640

		Shares
Short Term Investments 5.9%
Money Market Funds (Cost $28,164,903) 1.9%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	United States	28,164,903	28,164,903
Investments from Cash Collateral Received for Loaned
Securities (Cost $57,003,730) 4.0%
Money Market Funds 4.0%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 0.63%		57,003,730	57,003,730
Total Investments (Cost $937,316,779) 103.9%.			1,497,481,273
Other Assets, less Liabilities (3.9)%			(56,192,570)
Net Assets 100.0%			$1,441,288,703

See Abbreviations on page 66.

aNon-income producing.
bA portion or all of the security is on loan at July 31, 2017.
cSee Note 8 regarding holdings of 5% voting securities.
dSee Note 6 regarding restricted securities.
eAt July 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2017, the aggregate value of these securities was $667,972, representing less than 0.1% of net assets.
gSee Note 9 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day yield at period end.

|3

FRANKLIN STRATEGIC SERIES

Statement of Investments, July 31, 2017 (unaudited)

Franklin Flexible Alpha Bond Fund

	Country	Shares		Value

Management Investment Companies (Cost $194,609) 1.8%
Diversified Financials 1.8%
PowerShares Senior Loan Portfolio ETF	United States	8,265		$192,327
		Principal
		Amount*

Corporate Bonds 40.6%
Banks 13.0%
[a] Banco Popolare SC, secured note, Reg S, 0.75%, 3/31/22	Italy	100,000	EUR	118,880
Bank of America Corp., senior bond, 5.50%, 12/04/19	United States	75,000	GBP	109,065
Bank of Nova Scotia, secured note, 1.875%, 4/26/21	Canada	100,000		98,858
[a] Caixa Geral de Depositos SA, secured note, Reg S, 1.00%, 1/27/22	Portugal	100,000	EUR	119,607
Citigroup Inc., senior note, 2.65%, 10/26/20	United States	50,000		50,628
HSBC USA Inc., senior note, 2.00%, 8/07/18.	United States	100,000		100,354
Intesa Sanpaolo SpA, senior note, 3.875%, 1/15/19	Italy	200,000		204,970
JPMorgan Chase & Co., senior note, 2.25%, 1/23/20	United States	100,000		100,788
PHH Corp., senior note, 7.375%, 9/01/19	United States	200,000		219,500
Royal Bank of Canada, secured note, 2.10%, 10/14/20	Canada	100,000		100,164
[b] The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/21	Canada	200,000		200,831
				1,423,645
Capital Goods 0.3%
TransDigm Inc., senior sub. bond, 6.50%, 7/15/24	United States	30,000		31,913
Consumer Durables & Apparel 3.4%
CalAtlantic Group Inc., senior note, 8.375%, 5/15/18	United States	250,000		262,187
KB Home, senior note, 8.00%, 3/15/20	United States	100,000		112,625
				374,812
Consumer Services 0.7%
Marriott International Inc., senior note, 2.875%, 3/01/21	United States	50,000		50,873
[b] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 4.25%,
5/30/23	United States	25,000		25,375
				76,248
Diversified Financials 7.0%
[b] AIG Global Funding,
secured note, 144A, 1.90%, 10/06/21.	United States	50,000		48,862
secured note, 144A, 2.70%, 12/15/21.	United States	100,000		100,715
American Airlines Pass Through Trust, first lien, 2016-2, AA, 3.20%, 6/15/28	United States	48,700		48,834
[b] Athene Global Funding,
secured note, 144A, 2.75%, 4/20/20.	United States	50,000		50,296
secured note, 144A, 3.00%, 7/01/22.	United States	50,000		49,834
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	100,000		99,484
[c] Deutsche Bank AG, senior note, FRN, 2.482%, 8/20/20	Germany	100,000		101,130
[c] The Goldman Sachs Group Inc., senior note, FRN, 2.446%, 9/15/20	United States	100,000		101,832
Morgan Stanley, senior note, 2.65%, 1/27/20	United States	100,000		101,368
Springleaf Finance Corp., senior note, 6.00%, 6/01/20	United States	60,000		63,525
				765,880
Energy 0.5%
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%, 4/15/23	United States	50,000		55,739
Food & Staples Retailing 1.4%
The Kroger Co., senior note, 3.40%, 4/15/22	United States	50,000		51,657
Walgreen Co., senior bond, 3.10%, 9/15/22.	United States	100,000		102,270
				153,927

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*		Value
Corporate Bonds (continued)
Food, Beverage & Tobacco 1.5%
Kraft Heinz Foods Co., senior note, 3.50%, 7/15/22	United States	50,000		$51,965
Reynolds American Inc., senior note, 4.45%, 6/12/25	United States	100,000		107,722
				159,687
Health Care Equipment & Services 1.8%
Stryker Corp., senior note, 2.00%, 3/08/19	United States	50,000		50,221
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	90,000		93,150
[b] Universal Health Services Inc., first lien, 144A, 3.75%, 8/01/19	United States	50,000		51,187
				194,558
Household & Personal Products 0.5%
Avon Products Inc., senior note, 6.50%, 3/01/19.	United Kingdom	50,000		52,188
Insurance 1.6%
[b] Jackson National Life Global Funding,
secured note, 144A, 2.25%, 4/29/21.	United States	50,000		49,687
secured note, 144A, 2.10%, 10/25/21.	United States	25,000		24,583
[b] Principal Life Global Funding II, senior secured note, 144A, 2.625%, 11/19/20	United States	100,000		101,113
				175,383
Materials 0.5%
EI du Pont de Nemours & Co., senior note, 2.20%, 5/01/20	United States	50,000		50,407
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Baxalta Inc., senior note, 3.60%, 6/23/22	United States	100,000		103,115
Real Estate 0.5%
Realty Income Corp., senior bond, 3.25%, 10/15/22	United States	50,000		51,178
Retailing 0.4%
[b] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23.	United States	50,000		45,313
Technology Hardware & Equipment 2.3%
Cisco Systems Inc., senior note, 2.20%, 9/20/23	United States	100,000		98,703
[b] Dell International LLC/EMC Corp., senior secured note, first lien, 144A, 3.48%,
6/01/19	United States	50,000		51,204
[b] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	100,000		102,875
				252,782
Telecommunication Services 1.4%
AT&T Inc., senior note, 3.95%, 1/15/25	United States	100,000		102,776
Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States	50,000		49,177
				151,953
Transportation 1.4%
FedEx Corp., senior bond, 3.20%, 2/01/25	United States	50,000		51,161
XPO CNW Inc., senior bond, 7.25%, 1/15/18	United States	100,000		101,812
				152,973
Utilities 1.5%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	65,000		63,375
Dominion Energy Inc., senior bond, 3.90%, 10/01/25	United States	50,000		52,416
The Southern Co., senior bond, 3.25%, 7/01/26	United States	50,000		49,876
				165,667
Total Corporate Bonds (Cost $4,365,139)				4,437,368

			|	5

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*			Value

Foreign Government and Agency Securities 3.2%
[b] The Export-Import Bank of China, senior note, 144A, 2.50%, 7/31/19	China	200,000			$201,748
Government of Indonesia, senior bond, FR70, 8.375%, 3/15/24	Indonesia	263,000,000	IDR		21,217
[a] United Kingdom Treasury Bond, Reg S, 2.00%, 9/07/25	United Kingdom	85,000	GBP		121,035
Total Foreign Government and Agency Securities
(Cost $345,353)					344,000

U.S. Government and Agency Securities 6.3%
[d] U.S. Treasury Bond, Index Linked, 0.625%, 1/15/24	United States	104,884			107,050
[d] U.S. Treasury Note, Index Linked, 0.125%, 1/15/23	United States	586,312			584,451
Total U.S. Government and Agency Securities
(Cost $682,751)					691,501

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 32.8%
Banks 0.5%
[c] Impac Secured Assets CMN Owner Trust, 2004-4, M1, FRN, 1.997%, 2/25/35	United States	50,000			49,453
Diversified Financials 29.2%
[c] American Express Credit Account Secured Note Trust, 2012-4, B, FRN, 1.776%,
5/15/20	United States	100,000			100,072
[b,c] Atrium X, 10A, CR, 144A, FRN, 3.254%, 7/16/25	United States	60,000			60,238
Banc of America Commercial Mortgage Trust, 2015-UBS7, A4, 3.705%, 9/15/48	United States	100,000			105,319
[b,c] BlueMountain CLO Ltd., 2013-3A, A, 144A, FRN, 2.57%, 10/29/25	United States	6,437			6,437
[b,c] BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN, 3.637%, 7/20/29	United States	60,000			59,807
[c] Capital One Multi-Asset Execution Trust, 2004-B3, B3, FRN, 1.956%, 1/18/22	United States	150,000			150,621
[b,c] Carlyle Global Market Strategies CLO Ltd., 2014-3A, A1AR, 144A, FRN, 2.467%,
7/27/26	United States	150,000			150,231
[b,c] Carlyle U.S. CLO Ltd., 2017-2A, B, 144A, FRN, 3.731%, 7/20/31	United States	60,000			60,024
[b,c] Cent CLO, 2013-17A, A1, 144A, FRN, 2.611%, 1/30/25	United States	36,279			36,322
[b,c] Colony American Homes, 2015-1A, A, 144A, FRN, 2.426%, 7/17/32	United States	106,426			107,216
[c,e] COMM Mortgage Trust, 2014-UBS4, XA, IO, FRN, 1.388%, 8/10/47.	United States	338,856			19,405
[c] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	United States	82,897			91,518
[b] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	30,000			30,870
[b,c] Dryden 31 Senior Loan Fund, 2014-31A, AR, 144A, FRN, 2.384%, 4/18/26	United States	150,000			150,290
[b,c] Dryden 34 Senior Loan Fund, 14-34A, AR, 144A, FRN, 2.464%, 10/15/26	United States	90,000			90,031
[b,c] Dryden 49 Senior Loan Fund, 2017-49A, C, 144A, FRN, 3.678%, 7/18/30	United States	60,000			59,998
[b,c] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 2.504%, 7/15/26.	United States	24,000			24,044
[b,c] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.673%,
9/10/35	United States	100,000			104,308
[c] FHLMC Structured Agency Credit Risk Debt Notes,
2015-DNA1, M2, FRN, 3.082%, 10/25/27	United States	250,000			257,274
2016-DNA1, M1, FRN, 2.682%, 7/25/28	United States	92,080			92,434
2016-HQA3, M1, FRN, 2.032%, 3/25/29	United States	208,275			208,696
[c] FNMA Connecticut Avenue Securities,
2013-C01, M1, FRN, 3.232%, 10/25/23	United States	35,314			35,713
2014-C02, 2M1, FRN, 2.182%, 5/25/24	United States	11,469			11,488
2014-C02, 2M2, FRN, 3.832%, 5/25/24	United States	40,000			42,035
2014-C03, 1M2, FRN, 4.232%, 7/25/24	United States	50,000			53,465
2014-C04, 1M1, FRN, 6.132%, 11/25/24	United States	59,022			68,109
2014-C04, 2M2, FRN, 6.232%, 11/25/24	United States	43,840			49,814
2015-C01, 1M2, FRN, 5.532%, 2/25/25	United States	42,287			45,974
2015-C01, 2M2, FRN, 5.782%, 2/25/25	United States	57,749			62,566
2015-C02, 1M2, FRN, 5.232%, 5/25/25	United States	8,743			9,458
2015-C02, 2M2, FRN, 5.232%, 5/25/25	United States	20,882			22,399

				|	6

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials (continued)
[c] FNMA Connecticut Avenue Securities, (continued)
2015-C03, 1M2, FRN, 6.232%, 7/25/25	United States	47,279		$53,000
2015-C03, 2M2, FRN, 6.232%, 7/25/25	United States	50,000		55,403
2017-C01, 1B1, FRN, 6.982%, 7/25/29.	United States	33,000		38,626
[b,c] Galaxy XV CLO Ltd., 2013-15A, A, 144A, FRN, 2.554%, 4/15/25	United States	94,975		95,200
[b,c] Invitation Homes Trust,
2015-SFR1, A, 144A, FRN, 2.676%, 3/17/32.	United States	95,014		95,937
2015-SFR2, A, 144A, FRN, 2.579%, 6/17/32.	United States	97,273		97,728
[c,e] JPMDB Commercial Mortgage Securities Trust, 2017-C5, XA, IO, FRN, 1.181%,
3/15/50	United States	199,688		14,676
[b,c] Madison Park Funding XVIII Ltd., 2015-18A, C, 144A, FRN, 4.307%, 10/21/26	United States	100,000		101,092
[b,c] Octagon Investment Partners XXIII Ltd.,
2015-1A, A1, 144A, FRN, 2.724%, 7/15/27	United States	18,490		18,580
2015-1A, A2, 144A, FRN, 2.724%, 7/15/27	United States	17,554		17,627
[b,c] Resource Capital Corp. Ltd., 2015-CRE4, A, 144A, FRN, 2.626%, 8/15/32	United States	40,697		40,597
[c] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.098%, 4/25/45	United States	35,390		35,570
[b,c] Towd Point Mortgage Trust,
2016-3, A1, 144A, FRN, 2.25%, 4/25/56	United States	75,858		75,892
2016-5, A1, 144A, FRN, 2.50%, 10/25/56	United States	89,724		90,111
				3,196,215
Real Estate 3.1%
[b] BAMLL Commercial Mortgage Securities Trust, 2012-PARK, A, 144A, 2.959%,
12/10/30	United States	100,000		102,146
[b] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	53,245		53,074
[b,c] Tricon American Homes Trust,
2015-SFR1, A, 144A, FRN, 2.476%, 5/17/32.	United States	87,259		87,817
2015-SFR1, C, 144A, FRN, 3.126%, 5/17/32	United States	100,000		101,366
				344,403
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $3,543,327)				3,590,071

Mortgage-Backed Securities 4.8%
Federal National Mortgage Association (FNMA) Fixed Rate 2.8%
FNMA, 3.50%, 7/01/56	United States	290,038		298,230
Government National Mortgage Association (GNMA) Fixed Rate 2.0%
[f] GNMA II SF 30 Year, 4.00%, 8/01/47	United States	210,000		221,173
Total Mortgage-Backed Securities (Cost $519,149)				519,403

Municipal Bonds 5.5%
California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put
12/01/23, Refunding, Series D, 2.625%, 11/01/33	United States	5,000		5,176
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/25	United States	100,000		121,878
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured,
Series A1, 5.00%, 6/01/22	United States	125,000		144,115
Clark County School District GO, Refunding, Series D, 5.00%, 6/15/23	United States	25,000		29,633
Colorado State Board of Governors University Enterprise System Revenue,
Green Bonds, Series E-2, 5.00%, 3/01/25	United States	100,000		122,572
Denver City and County Airport System Revenue, Refunding, Series A, 5.00%,
11/15/25	United States	5,000		6,127

			|	7

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*			Value

Municipal Bonds (continued)
Minnesota State GO, Refunding, Series D, 5.00%, 8/01/25	United States	5,000			$6,220
New York State Dormitory Authority State Personal Income Tax Revenue, General
Purpose, Refunding, Series A, 5.00%, 2/15/25	United States	15,000			18,089
Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	15,000			14,400
Teays Valley Local School District GO, Pickaway Fairfield and Franklin Counties,
Refunding, 4.00%, 12/01/26.	United States	100,000			111,767
Texas State GO, Transportation Commission-Highway Improvement, Series A,
5.00%, 4/01/21	United States	5,000			5,688
University of Texas Revenue, Series J, 5.00%, 8/15/25	United States	15,000			18,626
Total Municipal Bonds (Cost $578,420)					604,291

		Number of
	Exchange	Contracts

Options Purchased 0.0%†
Calls - Exchange-Traded
Options on Interest Rate Futures 0.0%†
Euro-Bund, August Strike Price 165.50 EUR, Expires 8/25/17	EUX	1			24

		Number of
		Contracts/
		Notional
	Counterparty	Amount*
Puts - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.IG.28, Premium Rate 1.00%, Strike Price $67.50,
Expires 11/15/17	BZWS	400,000			601
Buy protection on CDX.NA.IG.28, Premium Rate 1.00%, Strike Price $80, Expires
9/20/17	JPHQ	400,000			50
Buy protection on ITRX.EUR.XOVER.27, Premium Rate 1.00%, Strike Price
312.50 EUR, Expires 9/20/17	BZWS	200,000	EUR		175
					826
Interest Rate Swaptions 0.0%†
Receive float 3 month USD LIBOR, pay fixed 2.39%, Expires 9/18/17.	HSBK	250,000			971
Receive float 6 month ICE GBP LIBOR, pay fixed 1.50%, Expires 9/18/17	HSBK	150,000	GBP		442
					1,413
Management Investment Companies 0.0%†
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $86, Expires
10/20/17	CITI	35			1,960
Total Options Purchased (Cost $12,087)					4,223
Total Investments before Short Term Investments
(Cost $10,240,835)					10,383,184

				|	8

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $780,595) 7.1%
Money Market Funds 7.1%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	United States	780,595	$780,595
Total Investments (Cost $11,021,430) 102.1%			11,163,779
Options Written (0.0)%†			(962)
TBA Sale Commitments (4.0)%			(440,509)
Other Assets, less Liabilities 1.9%			210,939
Net Assets 100.0%.			$10,933,247

		Principal
		Amount*
TBA Sale Commitments (Proceeds $437,910)
Federal National Mortgage Association (FNMA) Fixed Rate (4.0)%
[i] FNMA 30 Year, 3.50%, 8/01/47	United States	300,000	(308,883)
[i] FNMA 30 Year, 4.00%, 8/01/47	United States	125,000	(131,626)
			(440,509)
		Number of
	Counterparty	Contracts
Options Written (Premiums received $2,520) (0.0)%†
Puts - Over-the-Counter
Management Investment Companies (0.0)%†
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $84, Expires
10/20/17	CITI	35	(962)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2017, the aggregate value of these securities was $359,522, representing 3.3% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2017, the aggregate value of these securities was $3,020,606, representing 27.6% of net assets.
cThe coupon rate shown represents the rate at period end.
dPrincipal amount of security is adjusted for inflation.
eInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
fSecurity purchased on a to-be-announced (TBA) basis.
gSee Note 9 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day yield at period end.
iSecurity sold on a TBA basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

|9

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

At July 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional		Expiration	Unrealized		Unrealized
Description		Type	Contracts	Value		Date	Appreciation		Depreciation
Interest Rate Contracts
Australian 10 Yr. Bond		Long	1	$103,125		9/15/17	$—		$(1,974)
Canadian 10 Yr. Bond.		Long	1	110,096		9/20/17	—		(5,704)
Long Gilt		Long	1	166,271		9/27/17	—		(2,376)
Euro BOBL		Short	1	156,260		9/07/17	—		(547)
U.S. Treasury 2 Yr. Note		Short	11	2,379,781		9/29/17	832		—
U.S. Treasury 5 Yr. Note		Short	19	2,244,820		9/29/17	303		—
U.S. Treasury 10 Yr. Note		Short	8	1,007,125		9/20/17	854		—
U.S. Treasury 10 Yr. Ultra		Short	1	135,047		9/20/17	169		—
Total Futures Contracts							$2,158		$(10,601)
Net unrealized appreciation (depreciation)									$(8,443)

At July 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation		Depreciation
OTC Forward Exchange Contracts
British Pound	UBSW	Sell	41,000	53,085		8/03/17	$—		$(1,016)
South Korean Won	RBS	Buy	85,000,000	75,707		8/03/17	187		—
South Korean Won	RBS	Sell	85,000,000	74,405		8/03/17	—		(1,489)
Swedish Krona	UBSW	Buy	200,000	22,783		8/03/17	1,982		—
New Zealand Dollar	UBSW	Buy	30,000	20,639		8/16/17	1,883		—
New Zealand Dollar	UBSW	Sell	30,000	21,588		8/16/17	—		(935)
Canadian Dollar	UBSW	Sell	27,000	20,158		8/25/17	—		(1,502)
Australian Dollar	UBSW	Sell	138,000	103,826		9/14/17	—		(6,468)
British Pound	UBSW	Sell	101,000	127,957		9/28/17	—		(5,574)
Indian Rupee	RBS	Buy	3,400,000	52,219		10/05/17	433		—
Canadian Dollar	RBS	Sell	91,000	70,401		10/16/17	—		(2,649)
Canadian Dollar	UBSW	Sell	26,000	26,084	AUD	10/16/17	—		(33)
Euro	UBSW	Sell	230,000	264,065		10/20/17	—		(9,285)
Chilean Peso	UBSW	Sell	13,000,000	19,440		10/24/17	—		(518)
Mexican Peso	RBS	Buy	1,230,000	68,334		10/27/17	—		(264)
Singapore Dollar	RBS	Sell	77,000	55,959		10/30/17	—		(937)
Japanese Yen	UBSW	Sell	2,365,074	21,068		10/31/17	—		(470)
South Korean Won	RBS	Sell	85,000,000	75,717		11/03/17	—		(241)
Japanese Yen	JPHQ	Buy	35,719,260	324,259		12/17/18	8,579		—
Japanese Yen	JPHQ	Sell	35,719,260	324,187		12/17/18	—		(8,650)
British Pound	JPHQ	Sell	86,300	115,081		8/15/19	—		(1,569)
Total Forward Exchange Contracts							$13,064		$(41,600)
Net unrealized appreciation (depreciation)									$(28,536)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

								|	10

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

At July 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
						Unamortized
	Periodic	Counter-				Upfront
	Payment	partya/	Notional		Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange Amount[b]			Date	(Receipts)	Appreciation	Depreciation	Value		Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Single Name
Olin Corp	1.00%	ICE	10,000		12/20/21	$507	$—	$(305)	$202
Traded Index
CDX.NA.HY.28	5.00%	ICE	60,000		6/20/22	(3,855)	—	(939)	(4,794)
ITRX.EUR.27	1.00%	ICE	300,000	EUR	6/20/22	(6,207)	—	(2,289)	(8,496)
Contracts to Sell Protection[d]
Single Name
Freeport-McMoRan Inc	1.00%	ICE	15,000		12/20/21	(840)	67	—	(773)	BB	-
Traded Index
CDX.NA.IG.28	1.00%	ICE	330,000		6/20/22	6,415	417	—	6,832		Investment
											Grade
Total Centrally Cleared Swap Contracts						$(3,980)	$484	$(3,533)	$(7,029)
OTC Swap Contracts
Contracts to Buy Protection
Single Name
The AES Corp	5.00%	JPHQ	30,000		6/20/21	$(2,596)	$—	$(1,682)	$(4,278)
The AES Corp	5.00%	JPHQ	35,000		6/20/22	(4,618)	—	(697)	(5,315)
Avon Products Inc	5.00%	JPHQ	50,000		3/20/19	(2,913)	—	(274)	(3,187)
Best Buy Co. Inc	5.00%	BZWS	10,000		6/20/22	(1,676)	—	(68)	(1,744)
Best Buy Co. Inc	5.00%	CITI	20,000		6/20/22	(3,227)	—	(261)	(3,488)
Best Buy Co. Inc	5.00%	JPHQ	10,000		6/20/22	(1,729)	—	(15)	(1,744)
Bombardier Inc	5.00%	BZWS	30,000		6/20/22	(2,323)	—	(175)	(2,498)
Boyd Gaming Corp	5.00%	BZWS	25,000		6/20/22	(4,274)	—	(109)	(4,383)
CalAtlantic Group Inc	5.00%	BZWS	250,000		6/20/18	(8,870)	—	(3,308)	(12,178)
The Gap Inc	1.00%	CITI	20,000		6/20/22	1,248	—	(75)	1,173
KB Home	5.00%	JPHQ	100,000		3/20/20	(9,387)	—	(1,907)	(11,294)
Kohl’s Corp	1.00%	BZWS	20,000		6/20/22	1,156	—	(117)	1,039
L Brands Inc	1.00%	CITI	20,000		6/20/22	1,327	—	(52)	1,275
Macy’s Retail Holdings Inc	1.00%	BZWS	20,000		6/20/22	1,471	—	(166)	1,305
Olin Corp	1.00%	GSCO	25,000		6/20/21	1,567	—	(1,471)	96
PHH Corp	5.00%	BZWS	200,000		9/20/19	(1,918)	—	(18,161)	(20,079)
Sanmina Corp	5.00%	BZWS	100,000		6/20/19	(8,122)	—	(1,343)	(9,465)
Springleaf Finance Corp	5.00%	GSCO	60,000		6/20/20	(2,093)	—	(3,357)	(5,450)
Target Corp	1.00%	CITI	40,000		6/20/22	(638)	—	(55)	(693)
Tenet Healthcare Corp	5.00%	BZWS	90,000		3/20/19	(3,331)	—	(3,162)	(6,493)
Universal Health Services Inc	5.00%	BZWS	50,000		9/20/19	(4,438)	—	(786)	(5,224)
XPO CNW Inc	5.00%	JPHQ	100,000		3/20/18	(1,536)	—	(1,709)	(3,245)
Contracts to Sell Protection[d]
Single Name
American Tower Corp	1.00%	GSCO	100,000		3/20/21	(1,362)	74	—	(1,288)	BBB	-

										|	11

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

					Unamortized
	Periodic	Counter-			Upfront
	Payment	partya/	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[b]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d] (continued)
Single Name (continued)
Anadarko Petroleum Corp	1.00%	JPHQ	50,000	6/20/24	$(3,176)	$611	$—	$(2,565)	BBB
Enterprise Products Operating LLC .	1.00%	GSCO	50,000	3/20/23	(708)	676	—	(32)	BBB+
Government of Brazil	1.00%	JPHQ	20,000	6/20/22	(1,292)	346	—	(946)	BB
Government of Indonesia	1.00%	CITI	20,000	6/20/22	(212)	132	—	(80)	BBB-
Government of Malaysia	1.00%	JPHQ	25,000	6/20/22	17	240	—	257	A-
Government of Mexico.	1.00%	CITI	20,000	6/20/22	(151)	146	—	(5)	BBB+
Government of Mexico.	1.00%	JPHQ	10,000	9/20/20	(132)	278	—	146	BBB+
Simon Property Group LP	1.00%	CITI	30,000	6/20/22	82	242	—	324	A
Simon Property Group LP	1.00%	JPHQ	50,000	6/20/22	482	57	—	539	A
Sprint Communications Inc	5.00%	JPHQ	12,000	9/20/20	-	1,374	—	1,374	B
Traded Index
[e]Citibank Bespoke Lisbon Index,
Equity Tranche 0-3%	0.00%	CITI	10,000	6/20/19	(2,233)	619	—	(1,614)	Non-
									Investment
									Grade
[e]Citibank Bespoke Hong Kong Index,
Mezzanine Tranche 3-5%	1.00%	CITI	30,000	12/20/18	(892)	870	—	(22)	Non-
									Investment
									Grade
[e]Citibank Bespoke Verona Index,
Equity Tranche 0-3%	0.00%	CITI	15,000	12/20/19	(3,600)	81	—	(3,519)	Non-
									Investment
									Grade
Total OTC Swap Contracts					$(70,097)	$5,746	$(38,950)	$(103,301)
Total Credit Default Swap Contracts					$(74,077)	$6,230	$(42,483)	$(110,330)
Net unrealized appreciation (depreciation)							$(36,253)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. At July 31, 2017, no collateral had been exchanged with the counterparties.
bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eRepresents a custom index comprised of a basket of underlying issuers.

|12

					FRANKLIN STRATEGIC SERIES
		STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

At July 31, 2017, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
	Counter-		Notional		Expiration	Unrealized		Unrealized
Description		party	Amount		Date	Appreciation		Depreciation
OTC Swap Contracts
Receive Floating Quarterly 3-month USD BBA LIBOR +1.1225%		HSBK	111,500	USD	4/01/22	$—		$(6,187)
Pay Fixed Annual 0.75%			100,000	EUR
At July 31, 2017, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
		Counter- Notional	Expiration			Unrealized		Unrealized
Underlying Instruments	Financing Rate	party	Value		Date	Appreciation		Depreciation
OTC Swap Contracts
Long
Receive Markit iBoxx USD Liquid Leveraged Loan	Pay 3-Month
Index	BBA USD LIBOR	GSCO	$110,000		9/20/17	$—		$(4)
Receive Markit iBoxx USD Liquid Leveraged Loan	Pay 3-Month
Index	BBA USD LIBOR	CITI	50,000		3/20/18	—		(362)
Receive iBoxx USD Liquid High Yield Index	Pay 3-Month
	BBA USD LIBOR	CITI	30,000		3/20/18	504		—
Receive iBoxx USD Liquid High Yield Index	Pay 3-Month
	BBA USD LIBOR	CITI	30,000		6/20/18	702		—
Total Total Return Swap Contracts						$1,206		$(366)
Net unrealized appreciation (depreciation)						$840

See Abbreviations on page 66.

							|	13

FRANKLIN STRATEGIC SERIES

Statement of Investments, July 31, 2017 (unaudited)

Franklin Focused Core Equity Fund

	Country	Shares	Value

Common Stocks 99.1%
Consumer Discretionary 8.3%
[a] Altice NV, A	Netherlands	196,835	$4,857,234
Twenty-First Century Fox Inc., B	United States	139,410	3,999,673
			8,856,907
Consumer Staples 2.4%
CVS Health Corp	United States	32,130	2,568,151
Energy 8.6%
Anadarko Petroleum Corp	United States	79,150	3,614,781
Pioneer Natural Resources Co	United States	13,220	2,156,182
Schlumberger Ltd	United States	49,790	3,415,594
			9,186,557
Financials 23.7%
[a] Athene Holding Ltd., A	United States	49,350	2,493,655
Bank of America Corp	United States	114,030	2,750,404
The Charles Schwab Corp	United States	128,460	5,510,934
JPMorgan Chase & Co	United States	43,753	4,016,525
S&P Global Inc	United States	15,950	2,449,760
SunTrust Banks Inc	United States	21,540	1,234,027
Synchrony Financial	United States	97,965	2,970,299
Willis Towers Watson PLC	United States	26,000	3,870,880
			25,296,484
Health Care 12.0%
Aetna Inc	United States	23,800	3,672,578
Allergan PLC	United States	22,024	5,557,316
[a] Horizon Pharma PLC	United States	81,360	974,693
Medtronic PLC	United States	31,260	2,624,902
			12,829,489
Industrials 10.9%
[a] Gardner Denver Holdings Inc	United States	34,730	797,401
General Dynamics Corp	United States	13,750	2,699,538
[a] Genesee & Wyoming Inc	United States	72,270	4,709,113
[a] IHS Markit Ltd	United States	74,693	3,484,428
			11,690,480
Information Technology 26.0%
[a] Alphabet Inc., A	United States	3,640	3,441,620
[a] Alphabet Inc., C	United States	3,650	3,396,325
Analog Devices Inc	United States	35,900	2,836,459
[a] Blackhawk Network Holdings Inc	United States	48,330	2,109,605
[a] GoDaddy Inc., A	United States	47,100	2,024,358
Mastercard Inc., A	United States	37,270	4,763,106
Microsoft Corp	United States	86,930	6,319,811
Motorola Solutions Inc	United States	5,750	521,410
Sabre Corp	United States	110,370	2,442,488
			27,855,182
Real Estate 7.2%
[a] CBRE Group Inc	United States	95,210	3,617,028
Equinix Inc	United States	9,051	4,079,557
			7,696,585
Total Common Stocks (Cost $84,877,027)			105,979,835

	Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Focused Core Equity Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $848,229) 0.8%
Money Market Funds 0.8%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	United States	848,229	$848,229
Total Investments (Cost $85,725,256) 99.9%			106,828,064
Other Assets, less Liabilities 0.1%			110,512
Net Assets 100.0%			$106,938,576

aNon-income producing.
bSee Note 9 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|15

FRANKLIN STRATEGIC SERIES

Statement of Investments, July 31, 2017 (unaudited)

Franklin Growth Opportunities Fund

	Country	Shares	Value

Common Stocks 99.0%
Consumer Discretionary 14.5%
[a] Altice USA Inc	United States	715,147	$23,914,516
[a] Amazon.com Inc	United States	204,170	201,675,043
[a] Charter Communications Inc., A.	United States	158,077	61,951,957
Comcast Corp., A	United States	844,639	34,165,648
Delphi Automotive PLC	United States	80,705	7,297,346
Las Vegas Sands Corp	United States	627,866	38,682,824
Newell Brands Inc	United States	370,348	19,524,747
NIKE Inc., B	United States	343,470	20,281,903
[a] The Priceline Group Inc	United States	29,009	58,844,756
Starbucks Corp	United States	458,908	24,771,854
The Walt Disney Co	United States	345,468	37,977,297
			529,087,891
Consumer Staples 3.9%
Constellation Brands Inc., A.	United States	245,041	47,378,677
[a] Hostess Brands Inc., A	United States	1,074,278	16,414,968
[a] Monster Beverage Corp	United States	791,289	41,740,495
Pinnacle Foods Inc	United States	580,302	34,458,333
			139,992,473
Energy 2.1%
Anadarko Petroleum Corp	United States	618,198	28,233,103
[a] Diamondback Energy Inc	United States	113,534	10,885,640
Halliburton Co	United States	591,990	25,124,055
[a] Resolute Energy Corp	United States	380,751	12,930,304
			77,173,102
Financials 7.1%
[a] Athene Holding Ltd., A	United States	738,554	37,319,134
The Charles Schwab Corp	United States	1,233,025	52,896,772
Intercontinental Exchange Inc	United States	437,687	29,198,100
MarketAxess Holdings Inc	United States	225,350	45,721,262
S&P Global Inc	United States	196,455	30,173,523
[a] Signature Bank	United States	248,126	34,385,301
[a] SVB Financial Group	United States	161,783	28,868,559
			258,562,651
Health Care 12.1%
[a,b] Acerta Pharma BV	Netherlands	35,601,435	1,188,056
Allergan PLC	United States	159,737	40,306,437
[a] Biogen Inc	United States	69,412	20,101,021
Bristol-Myers Squibb Co	United States	761,821	43,347,615
[a] Celgene Corp	United States	852,589	115,449,077
[a] Edwards Lifesciences Corp	United States	380,596	43,837,047
[a,c] Heron Therapeutics Inc	United States	872,964	13,836,479
[a] Incyte Corp	United States	322,377	42,969,630
Medtronic PLC	United States	220,100	18,481,797
[a] Nevro Corp	United States	248,308	21,369,387
[a] Revance Therapeutics Inc	United States	242,812	5,523,973
[a] Tesaro Inc	United States	144,784	18,483,125
UnitedHealth Group Inc	United States	287,447	55,135,209
			440,028,853

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)
	Country	Shares		Value

Common Stocks (continued)
Industrials 6.3%
Allegiant Travel Co	United States	45,773		$5,916,160
[a] Azul SA, ADR	Brazil	400,900		10,567,724
Honeywell International Inc	United States	282,542		38,459,617
[a] IHS Markit Ltd	United States	1,082,351		50,491,674
Raytheon Co	United States	337,915		58,043,659
Rockwell Automation Inc	United States	113,124		18,668,854
Roper Technologies Inc	United States	99,758		23,189,745
[a] Univar Inc	United States	812,994		25,235,334
				230,572,767
Information Technology 44.7%
[a] Adobe Systems Inc	United States	507,596		74,357,738
[a] Alphabet Inc., C	United States	145,139		135,051,839
Analog Devices Inc	United States	310,630		24,542,876
Apple Inc	United States	1,248,186		185,642,704
[a] Autodesk Inc	United States	494,868		54,826,426
Broadcom Ltd	United States	335,201		82,680,679
[a] Cavium Inc	United States	242,812		15,039,775
[a] CoStar Group Inc	United States	141,904		39,101,647
[a] Electronic Arts Inc	United States	280,936		32,796,469
[a] Facebook Inc., A	United States	1,164,741		197,132,414
[a] Fiserv Inc	United States	247,117		31,754,534
[a] InterXion Holding NV	Netherlands	401,979		19,242,735
KLA-Tencor Corp	United States	175,778		16,282,316
[a] MACOM Technology Solutions Holdings Inc	United States	140,801		8,525,501
Mastercard Inc., A	United States	1,174,305		150,076,179
Microsoft Corp	United States	1,827,209		132,838,094
Monolithic Power Systems	United States	184,899		18,918,866
NVIDIA Corp	United States	319,803		51,971,186
[a] Palo Alto Networks Inc	United States	159,845		21,064,374
[a] Paylocity Holding Corp	United States	396,567		18,031,901
[a] Q2 Holdings Inc	United States	226,885		8,825,826
[a] Salesforce.com Inc	United States	599,935		54,474,098
[a] ServiceNow Inc	United States	576,347		63,657,526
[a] Tyler Technologies Inc	United States	114,597		19,688,911
Visa Inc., A	United States	1,273,628		126,802,404
Xilinx Inc	United States	441,225		27,911,893
[a] Zendesk Inc	United States	604,286		17,717,666
				1,628,956,577
Materials 2.5%
[a] Axalta Coating Systems Ltd	United States	413,701		13,031,582
Ecolab Inc	United States	177,726		23,401,182
[a] Ingevity Corp	United States	324,331		18,973,363
Martin Marietta Materials Inc	United States	153,071		34,659,867
				90,065,994
Real Estate 2.8%
American Tower Corp	United States	387,587		52,839,736
Equinix Inc	United States	111,661		50,328,962
				103,168,698

			|	17

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)
	Country	Shares		Value
Common Stocks (continued)
Telecommunication Services 3.0%
[a] SBA Communications Corp., A.	United States	559,919		$77,016,858
[a] T-Mobile U.S. Inc	United States	532,722		32,847,639
				109,864,497
Total Common Stocks (Cost $2,002,552,996)				3,607,473,503

Preferred Stocks 0.5%
Consumer Discretionary 0.4%
[a,b] Proterra Inc., pfd., 5, 144A.	United States	2,362,202		13,086,268
[a,b] Proterra Inc., pfd., 6	United States	596,775		3,306,050
				16,392,318
Information Technology 0.1%
[a,b] Tanium Inc., pfd., G	United States	805,800		4,000,233
Total Preferred Stocks (Cost $19,202,901)				20,392,551
Total Investments before Short Term Investments
(Cost $2,021,755,897)				3,627,866,054

Short Term Investments 0.2%
Money Market Funds (Cost $3,266,432) 0.1%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	United States	3,266,432		3,266,432
Investments from Cash Collateral Received for Loaned Securities
(Cost $2,087,050) 0.1%
Money Market Funds 0.1%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	United States	2,087,050		2,087,050
Total Investments (Cost $2,027,109,379) 99.7%				3,633,219,536
Other Assets, less Liabilities 0.3%				12,165,521
Net Assets 100.0%				$3,645,385,057

See Abbreviations on page 66.

[a]Non-income producing.
[b]See Note 6 regarding restricted securities.
[c]A portion or all of the security is on loan at July 31, 2017.
[d]See Note 9 regarding investments in affiliated management investment companies.
[e]The rate shown is the annualized seven-day yield at period end.

			|	18

FRANKLIN STRATEGIC SERIES

Statement of Investments, July 31, 2017 (unaudited)

Franklin Natural Resources Fund

Country Shares Value

Common Stocks 98.2%
Coal & Consumable Fuels 0.0%
[a,b] Energy Coal Resources, 144A.	United States	199,375	$—
Copper 4.8%
Antofagasta PLC	United Kingdom	492,500	6,147,150
First Quantum Minerals Ltd	Zambia	293,800	3,246,643
[a] Freeport-McMoRan Inc	United States	440,300	6,437,186
[a] Imperial Metals Corp	Canada	364,500	1,116,592
Lundin Mining Corp	Canada	472,200	3,396,659
Sandfire Resources NL	Australia	1,194,967	5,533,012
			25,877,242
Diversified Metals & Mining 6.2%
BHP Billiton PLC, ADR	United Kingdom	334,200	12,168,222
Glencore PLC	Switzerland	1,322,500	5,830,605
Hudbay Minerals Inc	Canada	245,800	1,908,055
[a] Nautilus Minerals Inc	Canada	3,895,831	656,074
Rio Tinto PLC, ADR	United Kingdom	121,600	5,761,408
South32 Ltd	Australia	1,314,600	3,059,241
Teck Resources Ltd., B.	Canada	201,500	4,370,535
			33,754,140
Gold 6.2%
Agnico Eagle Mines Ltd	Canada	72,000	3,360,962
Alamos Gold Inc., A	Canada	470,100	3,328,775
[a] B2Gold Corp	Canada	1,881,600	4,722,861
Barrick Gold Corp	Canada	318,900	5,392,599
Goldcorp Inc	Canada	369,000	4,844,970
[a] Guyana Goldfields Inc	Canada	758,600	2,926,116
Newcrest Mining Ltd	Australia	184,000	2,972,325
OceanaGold Corp	Australia	473,310	1,294,296
Randgold Resources Ltd., ADR	United Kingdom	28,600	2,658,084
Tahoe Resources Inc	Canada	398,500	2,179,447
			33,680,435
Integrated Oil & Gas 16.4%
BP PLC, ADR	United Kingdom	152,800	5,369,392
Chevron Corp	United States	106,500	11,628,735
Exxon Mobil Corp	United States	127,000	10,165,080
Occidental Petroleum Corp	United States	289,000	17,897,770
[a] Petroleo Brasileiro SA, ADR	Brazil	206,400	1,818,384
Royal Dutch Shell PLC, A, ADR	United Kingdom	295,700	16,715,921
Suncor Energy Inc	Canada	524,500	17,106,187
Total SA, B, ADR	France	156,510	7,930,361
			88,631,830
Oil & Gas Drilling 2.2%
Ensco PLC, A	United States	346,719	1,834,143
Patterson-UTI Energy Inc	United States	156,800	3,032,512
[a] Pioneer Energy Services Corp	United States	1,732,243	3,810,935
[a] Rowan Cos. PLC	United States	265,900	3,103,053
			11,780,643

	Quarterly Statement of Investments | See Notes to Statements of Investments. | 19

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS

Franklin Natural Resources Fund (continued)
	Country	Shares		Value

Common Stocks (continued)
Oil & Gas Equipment & Services 19.4%
Baker Hughes a GE Co., A	United States	188,900		$6,968,521
[a] Dril-Quip Inc	United States	70,400		3,139,840
Halliburton Co	United States	460,335		19,536,618
[a] Hunting PLC	United Kingdom	253,600		1,564,923
[a] Mammoth Energy Services Inc	United States	82,800		1,214,676
Oceaneering International Inc	United States	305,200		7,828,380
[a] Oil States International Inc	United States	240,300		5,971,455
[a] PHI Inc., non-voting	United States	117,900		1,143,630
[a] ProPetro Holding Corp	United States	98,450		1,279,850
RPC Inc	United States	245,500		5,084,305
Schlumberger Ltd	United States	353,347		24,239,604
[a] Superior Energy Services Inc	United States	1,094,400		11,775,744
[a] TechnipFMC PLC.	United Kingdom	382,500		10,916,550
[a] Weatherford International PLC	United States	1,007,200		4,492,112
				105,156,208
Oil & Gas Exploration & Production 34.3%
Aker BP ASA	Norway	181,000		3,414,834
Anadarko Petroleum Corp	United States	420,100		19,185,967
Cabot Oil & Gas Corp., A	United States	526,500		13,094,055
[a] Cairn Energy PLC	United Kingdom	1,790,200		4,244,495
[a] Callon Petroleum Co	United States	457,600		5,180,032
Canadian Natural Resources Ltd	Canada	338,600		10,353,503
[a] Concho Resources Inc	United States	77,900		10,147,254
ConocoPhillips	United States	307,400		13,946,738
[a] Diamondback Energy Inc	United States	65,200		6,251,376
EOG Resources Inc	United States	184,800		17,581,872
EQT Corp	United States	174,900		11,141,130
[a] Gulfport Energy Corp	United States	40,800		514,896
Hess Corp	United States	208,700		9,295,498
[a] Jagged Peak Energy Inc	United States	402,500		5,699,400
[a] Matador Resources Co	United States	316,546		7,679,406
Noble Energy Inc	United States	662,800		19,161,548
[a] Ophir Energy PLC	United Kingdom	457,578		440,722
Pioneer Natural Resources Co	United States	77,100		12,575,010
[a] Resolute Energy Corp	United States	152,700		5,185,692
SM Energy Co	United States	161,700		2,811,963
[a] SRC Energy Inc	United States	889,400		7,568,794
				185,474,185
Oil & Gas Refining & Marketing 3.9%
HollyFrontier Corp	United States	167,100		4,819,164
Marathon Petroleum Corp	United States	98,100		5,492,619
Phillips 66	United States	63,900		5,351,625
Valero Energy Corp	United States	79,400		5,476,218
				21,139,626
Oil & Gas Storage & Transportation 4.8%
Enbridge Inc	Canada	163,147		6,764,075
Kinder Morgan Inc	United States	704,400		14,390,892
Targa Resources Corp	United States	97,800		4,538,898
				25,693,865
Total Common Stocks (Cost $472,222,195)				531,188,174

			|	20

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS

Franklin Natural Resources Fund (continued)
	Country	Shares		Value
Convertible Preferred Stocks 1.1%
Oil & Gas Exploration & Production 1.1%
Hess Corp., 8.00%, cvt. pfd	United States	52,900		$2,975,625
Sanchez Energy Corp., 4.875%, cvt. pfd., A	United States	84,500		1,663,594
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	56,000		1,220,800
Total Convertible Preferred Stocks (Cost $9,744,127)				5,860,019
Preferred Stocks (Cost $2,376,164) 0.0%
Coal & Consumable Fuels 0.0%
[a,b] Energy Coal Resources, 144A, pfd	United States	29,847		—

		Principal
		Amount
Convertible Bonds (Cost $3,663,507) 0.2%
Oil & Gas Exploration & Production 0.2%
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	$4,787,000		1,256,588
Total Investments before Short Term Investments
(Cost $488,005,993)				538,304,781
		Shares
Short Term Investments (Cost $2,882,754) 0.6%
Money Market Funds 0.6%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	United States	2,882,754		2,882,754
Total Investments (Cost $490,888,747) 100.1%.				541,187,535
Other Assets, less Liabilities (0.1)%				(285,800)
Net Assets 100.0%				$540,901,735

See Abbreviations on page 66.

[a]Non-income producing.
[b]See Note 6 regarding restricted securities.
[c]See Note 9 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day yield at period end.

			|	21

FRANKLIN STRATEGIC SERIES

Statement of Investments, July 31, 2017 (unaudited)

Franklin Small Cap Growth Fund

	Shares	Value

Common Stocks 97.4%
Consumer Discretionary 13.1%
[a] At Home Group Inc	792,800	$18,044,128
[a,b] Boot Barn Holdings Inc	1,674,939	13,416,261
[a] Buffalo Wild Wings Inc	144,200	15,501,500
[a] Dave & Buster’s Entertainment Inc	100,800	6,260,688
[a,c] Duluth Holdings Inc	748,242	14,500,930
[a] Five Below Inc	365,400	17,652,474
[a] Global Eagle Entertainment Inc	2,049,456	6,476,281
[a] Grand Canyon Education Inc	333,300	24,520,881
[a] The Habit Restaurants Inc., A	688,700	11,329,115
[a] IMAX Corp	1,003,600	21,477,040
KB Home	820,800	18,812,736
[a] Laureate Education Inc., A	1,267,200	21,567,744
Lithia Motors Inc	284,000	29,323,000
[a] M/I Homes Inc	1,014,976	26,328,478
[a] Shutterfly Inc	174,000	8,532,960
[a,b,c] Sportsman’s Warehouse Holdings Inc	4,162,000	18,853,860
Tenneco Inc	242,600	13,415,780
Tile Shop Holdings Inc	1,091,800	15,940,280
[a] Wingstop Inc	982,529	29,485,695
[a] Zoe’s Kitchen Inc	280,100	3,167,931
		334,607,762
Consumer Staples 3.3%
[a] Hostess Brands Inc., A	1,820,400	27,815,712
[a] Smart & Final Stores Inc	2,891,500	24,866,900
[a] TreeHouse Foods Inc	373,700	31,700,971
		84,383,583
Energy 3.7%
[a] Matador Resources Co	1,236,839	30,005,714
[a,c] Resolute Energy Corp	668,500	22,702,260
[a] SRC Energy Inc	2,559,100	21,777,941
[a] Superior Energy Services Inc	1,711,400	18,414,664
		92,900,579
Financials 7.4%
[a] CF Corp., A	788,900	8,535,898
Chemical Financial Corp	319,523	15,397,813
Evercore Partners Inc	265,200	20,857,980
Houlihan Lokey Inc	429,700	15,976,246
LegacyTexas Financial Group Inc	338,000	13,087,360
MB Financial Inc	628,400	25,701,560
Pinnacle Financial Partners Inc	499,804	31,937,476
[a] PRA Group Inc	641,200	25,135,040
[a] Western Alliance Bancorp	648,700	32,681,506
		189,310,879
Health Care 17.4%
[a] Aclaris Therapeutics Inc	412,716	11,886,221
[a] American Renal Associates Holdings Inc	472,500	8,079,750
[a,b] Aratana Therapeutics Inc	2,697,019	18,204,878
[a] Array BioPharma Inc	2,007,400	15,075,574
[a] AveXis Inc	176,085	16,314,275
[a,c] Collegium Pharmaceutical Inc	899,800	10,770,606

	Quarterly Statement of Investments | See Notes to Statements of Investments. | 22

	FRANKLIN STRATEGIC SERIES
	STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares		Value

Common Stocks (continued)
Health Care (continued)
[a] Corium International Inc	760,450		$6,334,548
[a] DexCom Inc	317,100		21,122,031
[a] Edge Therapeutics Inc	657,000		7,075,890
[a,c] Foamix Pharmaceuticals Ltd. (Israel)	457,580		2,406,871
[a] G1 Therapeutics Inc	244,600		3,480,658
[a] HealthEquity Inc	273,116		12,527,831
[a] Heron Therapeutics Inc	1,185,993		18,797,989
[a] Integer Holdings Corp	976,900		44,742,020
[a] Iovance Biotherapeutics Inc	1,422,800		8,323,380
[a] iRhythm Technologies Inc	681,797		28,199,124
[a] Karyopharm Therapeutics Inc	1,277,686		10,783,670
[a,d] Loxo Oncology Inc	106,458		7,697,978
[a] Neogen Corp	452,500		29,806,175
[a,c] Neos Therapeutics Inc	479,738		3,094,310
[a] Nevro Corp	513,500		44,191,810
[a] Penumbra Inc	138,300		11,292,195
[a,b] Pfenex Inc	1,175,631		5,113,995
[a] Revance Therapeutics Inc	933,800		21,243,950
[a] Sage Therapeutics Inc	178,900		14,267,275
[a] The Spectranetics Corp	1,014,700		39,065,950
[a,c] TG Therapeutics Inc	875,000		10,062,500
[a,c] TherapeuticsMD Inc	2,627,000		14,842,550
			444,804,004
Industrials 18.5%
Allegiant Travel Co	236,848		30,612,604
Altra Industrial Motion Corp	666,400		29,688,120
[a] Astronics Corp	1,054,299		30,838,246
[a] Beacon Roofing Supply Inc	674,100		30,961,413
Cubic Corp	547,400		26,083,610
[a] DigitalGlobe Inc	524,200		18,294,580
[a] Echo Global Logistics Inc	1,264,425		17,259,401
Granite Construction Inc	546,800		26,804,136
Kennametal Inc	852,000		31,438,800
[a,b] The KeyW Holding Corp	3,006,882		26,550,768
[a] Mercury Systems Inc	1,024,700		44,994,577
Mobile Mini Inc	910,900		28,055,720
[a] Spirit Airlines Inc	747,900		29,055,915
Steelcase Inc., A	812,383		11,089,028
[a] Univar Inc	1,326,932		41,187,970
US Ecology Inc	938,690		48,718,011
			471,632,899
Information Technology 31.0%
[a] 2U Inc	1,557,652		80,608,491
[a] Alarm.com Holdings Inc	1,051,924		40,004,670
[a] Bazaarvoice Inc	2,946,550		13,848,785
[a] Bottomline Technologies (de) Inc	953,904		27,167,186
[a] BroadSoft Inc	659,074		29,032,210
[a] Callidus Software Inc	1,480,400		35,973,720
[a] Cavium Inc	491,800		30,462,092
Cognex Corp	215,300		20,466,418
[a] Envestnet Inc	715,922		27,956,754
[a] FARO Technologies Inc	371,400		14,670,300

		|	23

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares		Value

Common Stocks (continued)
Information Technology (continued)
[a] Guidewire Software Inc	510,700		$36,852,112
[a] Hubspot Inc	438,429		31,720,338
[a] Inphi Corp	758,000		29,107,200
[a] Integrated Device Technology Inc	1,525,400		39,873,956
[a] InterXion Holding NV (Netherlands)	464,800		22,249,976
[a] Lattice Semiconductor Corp	4,092,400		28,483,104
[a] MACOM Technology Solutions Holdings Inc	444,300		26,902,365
Monolithic Power Systems	129,000		13,199,280
[a] Nanometrics Inc	558,400		14,881,360
[a] Paylocity Holding Corp	851,632		38,723,707
[a] Proofpoint Inc	297,800		25,384,472
[a] Pure Storage Inc., A	2,466,800		29,774,276
[a] Q2 Holdings Inc	566,900		22,052,410
[a] RealPage Inc	202,529		7,847,999
[a,c] Twilio Inc., A	877,402		25,593,816
[a] ViaSat Inc	346,983		22,932,106
[a] WEX Inc	114,600		12,454,728
[a] Zendesk Inc	1,483,714		43,502,495
			791,726,326
Materials 1.7%
[a] Ingevity Corp	727,500		42,558,750
Real Estate 1.3%
Coresite Realty Corp	309,600		33,616,368
[a] Redfin Corporation	13,700		330,581
			33,946,949
Total Common Stocks (Cost $1,942,523,176)			2,485,871,731

Preferred Stocks 1.8%
Consumer Discretionary 1.2%
[a,e] DraftKings Inc., pfd., D	825,201		1,898,192
[a,e] DraftKings Inc., pfd., D-1	2,029,318		6,273,472
[a,e] DraftKings Inc., pfd., E	4,179,808		7,277,255
[a,e] Proterra Inc., pfd., 5, 144A	1,787,047		9,899,990
[a,e] Proterra Inc., pfd., 6	877,611		4,861,842
			30,210,751
Information Technology 0.6%
[a,e] Smule Inc., pfd., G, 144A	1,542,673		13,122,593
[a,e] Smule Inc., pfd., H	352,675		2,999,995
			16,122,588
Total Preferred Stocks (Cost $54,589,135)			46,333,339

Total Investments before Short Term Investments (Cost $1,997,112,311)			2,532,205,070

Short Term Investments 3.7%
Money Market Funds (Cost $12,959,721) 0.5%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	12,959,721		12,959,721

		|	24

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value
Investments from Cash Collateral Received for Loaned Securities (Cost
$81,269,825) 3.2%
Money Market Funds 3.2%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	81,269,825	$81,269,825
Total Investments (Cost $2,091,341,857) 102.9%		2,626,434,616
Other Assets, less Liabilities (2.9)%		(73,985,086)
Net Assets 100.0%		$2,552,449,530

aNon-income producing.
bSee Note 8 regarding holdings of 5% voting securities.
cA portion or all of the security is on loan at July 31, 2017.
dAt July 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
eSee Note 6 regarding restricted securities.
fSee Note 9 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day yield at period end.

|25

FRANKLIN STRATEGIC SERIES

Statement of Investments, July 31, 2017 (unaudited)

Franklin Small-Mid Cap Growth Fund

Shares Value

Common Stocks 96.5%

Consumer Discretionary 15.5%
[a] Burlington Stores Inc	186,200	$16,204,986
Delphi Automotive PLC	525,200	47,488,584
Dick’s Sporting Goods Inc	316,100	11,803,174
[a] Dollar Tree Inc	506,600	36,515,728
Dominos Pizza Inc	127,000	23,685,500
Expedia Inc	299,000	46,784,530
[a] Grand Canyon Education Inc	493,000	36,270,010
Hanesbrands Inc	374,900	8,592,708
[a] IMAX Corp	787,900	16,861,060
L Brands Inc	258,500	11,991,815
[a] Laureate Education Inc., A	645,300	10,983,006
[a] Liberty Broadband Corp., C	428,500	42,498,630
Marriott International Inc., A	331,200	34,507,728
Newell Brands Inc	1,021,876	53,873,303
[a] Norwegian Cruise Line Holdings Ltd	580,000	31,940,600
[a] NVR Inc	18,100	47,248,964
[a] O’Reilly Automotive Inc	114,000	23,290,200
Ross Stores Inc	462,700	25,596,564
Thor Industries Inc	116,500	12,273,275
Tractor Supply Co	331,900	18,626,228
		557,036,593
Consumer Staples 5.1%
Church & Dwight Co. Inc	721,800	38,508,030
[a] Hostess Brands Inc., A	1,096,300	16,751,464
Molson Coors Brewing Co., B	260,000	23,134,800
[a] Monster Beverage Corp	538,900	28,426,975
Pinnacle Foods Inc	685,000	40,675,300
[a] Post Holdings Inc	433,000	36,025,600
		183,522,169
Energy 2.7%
Cabot Oil & Gas Corp., A	1,189,510	29,583,114
[a] Jagged Peak Energy Inc	1,710,000	24,213,600
Noble Energy Inc	641,400	18,542,874
[b] RPC Inc	546,400	11,315,944
[a] Superior Energy Services Inc	1,151,900	12,394,444
		96,049,976
Financials 6.2%
Affiliated Managers Group Inc	225,000	41,811,750
Arthur J. Gallagher & Co	659,000	38,742,610
CBOE Holdings Inc	117,000	11,060,010
First Republic Bank/CA	165,000	16,554,450
MarketAxess Holdings Inc	144,200	29,256,738
Moody’s Corp	186,000	24,483,180
[a] SVB Financial Group	185,100	33,029,244
Willis Towers Watson PLC	187,600	27,929,888
		222,867,870
Health Care 14.6%
[a] Acadia Pharmaceuticals Inc	260,049	7,741,659
[a] BioMarin Pharmaceutical Inc	156,066	13,691,670
[a] Bioverativ Inc	126,100	7,814,417

	Quarterly Statement of Investments | See Notes to Statements of Investments. | 26

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares		Value

Common Stocks (continued)
Health Care (continued)
[a] Cerner Corp	373,502		$24,042,324
[a] Clovis Oncology Inc	148,000		12,551,880
The Cooper Cos. Inc	125,300		30,556,911
[a] DaVita Inc	489,900		31,735,722
[a] DexCom Inc	295,314		19,670,865
[a] Edwards Lifesciences Corp	474,600		54,664,428
[a] Exelixis Inc	356,600		9,667,426
[a] Heron Therapeutics Inc	492,411		7,804,714
[a] Hologic Inc	810,000		35,810,100
[a] Illumina Inc	192,000		33,379,200
[a] Incyte Corp	230,614		30,738,540
[a] Insulet Corp	284,217		14,298,957
[a] iRhythm Technologies Inc	191,450		7,918,372
[a] Jazz Pharmaceuticals PLC	87,500		13,440,875
[a] Mednax Inc	113,200		5,318,136
[a] Mettler-Toledo International Inc	78,800		45,158,704
[a] Neurocrine Biosciences Inc	214,842		10,318,861
[a] Nevro Corp	221,500		19,062,290
[a] Penumbra Inc	168,647		13,770,028
[a] Puma Biotechnology Inc	66,700		6,339,835
[a] Revance Therapeutics Inc	344,100		7,828,275
[a] Tesaro Inc	64,545		8,239,815
[a] Waters Corp	160,000		27,750,400
Zoetis Inc	377,400		23,595,048
			522,909,452
Industrials 16.2%
Acuity Brands Inc	137,000		27,763,050
Alaska Air Group Inc	121,200		10,329,876
Allegiant Travel Co	60,609		7,833,713
BWX Technologies Inc	284,000		14,961,120
Cummins Inc	42,300		7,102,170
Dun & Bradstreet Corp	253,500		28,077,660
Equifax Inc	153,000		22,252,320
Fortive Corp	363,100		23,507,094
[a] Gardner Denver Holdings Inc	599,300		13,759,928
[a] Genesee & Wyoming Inc	138,200		9,005,112
Hexcel Corp	756,709		38,720,799
IDEX Corp	158,000		18,413,320
[a] IHS Markit Ltd	901,815		42,069,670
J.B. Hunt Transport Services Inc	285,700		25,915,847
Old Dominion Freight Line Inc	84,200		8,075,622
Robert Half International Inc	160,700		7,271,675
Rockwell Automation Inc	311,700		51,439,851
Roper Technologies Inc	360,530		83,808,804
Stanley Black & Decker Inc	215,000		30,248,350
Textron Inc	443,800		21,803,894
[a] Univar Inc	786,700		24,419,168
[a] Verisk Analytics Inc	402,800		35,148,328
[a] WABCO Holdings Inc	226,000		31,090,820
			583,018,191

		|	27

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares		Value

Common Stocks (continued)
Information Technology 26.5%
[a] 2U Inc	1,020,800		$52,826,400
[a] Alarm.com Holdings Inc	407,000		15,478,210
Alliance Data Systems Corp	96,700		23,346,281
Amphenol Corp., A	380,000		29,115,600
Analog Devices Inc	461,000		36,423,610
[a] ANSYS Inc	162,200		21,013,010
[a] Atlassian Corp. PLC (Australia)	585,000		20,954,700
[a] Autodesk Inc	450,000		49,855,500
[a] Bottomline Technologies (de) Inc	136,955		3,900,478
[a] Cavium Inc	292,000		18,086,480
Cognex Corp	501,800		47,701,108
[a] CoStar Group Inc	156,700		43,178,685
CSRA Inc	1,155,347		37,675,866
Fidelity National Information Services Inc	500,900		45,692,098
[a] Fiserv Inc	100,000		12,850,000
[a] FleetCor Technologies Inc	185,300		28,176,718
[a] GoDaddy Inc., A	981,800		42,197,764
[a] Inphi Corp	480,000		18,432,000
[a] Integrated Device Technology Inc	607,000		15,866,980
[a] IPG Photonics Corp	16,500		2,518,560
KLA-Tencor Corp	305,000		28,252,150
Lam Research Corp	236,000		37,632,560
Microchip Technology Inc	464,800		37,202,592
Monolithic Power Systems	174,500		17,854,840
[a] Palo Alto Networks Inc	260,000		34,262,800
[a] Proofpoint Inc	200,000		17,048,000
[a] Q2 Holdings Inc	181,700		7,068,130
[a] ServiceNow Inc	487,600		53,855,420
[a] Square Inc., A	548,000		14,439,800
[a] Vantiv Inc., A	818,700		52,028,385
[a] ViaSat Inc	442,050		29,215,085
[a] Workday Inc., A	350,000		35,738,500
[a] Zendesk Inc	705,000		20,670,600
			950,558,910
Materials 5.1%
[a] Axalta Coating Systems Ltd	1,689,603		53,222,494
Ball Corp	306,900		12,859,110
[a] Ingevity Corp	462,000		27,027,000
International Flavors & Fragrances Inc	198,000		26,369,640
Martin Marietta Materials Inc	223,300		50,561,819
Packaging Corp. of America	133,600		14,626,528
			184,666,591
Real Estate 3.3%
American Campus Communities Inc	371,000		17,785,740
[a] CBRE Group Inc	677,100		25,723,029
Equinix Inc	164,178		73,999,950
			117,508,719
Telecommunication Services 1.3%
[a] SBA Communications Corp., A	340,000		46,767,000
Total Common Stocks (Cost $2,514,235,062)			3,464,905,471

		|	28

	FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value
Preferred Stocks 0.5%
Consumer Discretionary 0.5%
[a,c] DraftKings Inc., pfd., D	660,161	$1,518,554
[a,c] DraftKings Inc., pfd., D-1	1,623,455	5,018,779
[a,c] DraftKings Inc., pfd., E	3,388,624	5,899,764
[a,c] Proterra Inc., pfd., 5, 144A	1,416,913	7,849,500
Total Preferred Stocks (Cost $28,516,217)		20,286,597
Total Investments before Short Term Investments (Cost $2,542,751,279)		3,485,192,068

Short Term Investments 2.6%
Money Market Funds (Cost $89,014,533) 2.5%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	89,014,533	89,014,533
Investments from Cash Collateral Received for Loaned Securities (Cost
$3,812,500) 0.1%
Money Market Funds 0.1%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	3,812,500	3,812,500
Total Investments (Cost $2,635,578,312) 99.6%		3,578,019,101
Other Assets, less Liabilities 0.4%		13,762,996
Net Assets 100.0%		$3,591,782,097

aNon-income producing.
bA portion or all of the security is on loan at July 31, 2017.
cSee Note 6 regarding restricted securities.
dSee Note 9 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day yield at period end.

|29

FRANKLIN STRATEGIC SERIES

Consolidated Statement of Investments, July 31, 2017 (unaudited)
Franklin Strategic Income Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 1.2%
Consumer Services 0.4%
[a,b,c] Turtle Bay Resort	United States	5,579,939	$25,946,719
Energy 0.6%
[a] Chaparral Energy Inc., A	United States	448,417	9,327,074
[a,d] Chaparral Energy Inc., A, 144A	United States	3,418	71,094
[a] Chaparral Energy Inc., B	United States	94,305	1,961,544
[a,e] CHC Group LLC	Cayman Islands	168,355	1,851,905
[a] Energy XXI Gulf Coast Inc	United States	244,178	4,832,283
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21.	United States	47,227	47,227
[a] Halcon Resources Corp	United States	955,276	6,266,611
[a] Halcon Resources Corp., wts., 9/09/20	United States	75,770	71,981
[a] Linn Energy Inc	United States	239,823	8,429,778
[a] Midstates Petroleum Co. Inc	United States	6,826	96,793
[a] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	48,362	58,990
[a] Penn Virginia Corp	United States	187,985	7,220,465
[a] W&T Offshore Inc	United States	924,400	1,811,824
			42,047,569
Materials 0.1%
[a] Verso Corp., A	United States	38,905	185,966
[a] Verso Corp., wts., 7/25/23	United States	4,095	614
[f] Warrior Met Coal Inc	United States	211,824	4,485,571
			4,672,151
Retailing 0.0%†
[a,f] Holdco 2, A	South Africa	125,940,079	95,547
[a,f] Holdco 2, B	South Africa	12,532,822	9,508
			105,055
Transportation 0.0%†
[a] CEVA Holdings LLC	United States	1,570	447,442
Utilities 0.1%
Vistra Energy Corp	United States	256,889	4,220,686
Total Common Stocks and Other Equity
Interests (Cost $168,614,009)			77,439,622

Management Investment Companies 7.3%
Diversified Financials 7.3%
[g] Franklin Lower Tier Floating Rate Fund	United States	25,361,119	266,545,358
[g] Franklin Middle Tier Floating Rate Fund	United States	21,833,687	218,991,885
Total Management Investment Companies
(Cost $470,958,729)			485,537,243
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a] CEVA Holdings LLC, cvt. pfd., A-1.	United States	62	25,420
[a] CEVA Holdings LLC, cvt. pfd., A-2.	United States	3,399	1,053,554
Total Convertible Preferred Stocks
(Cost $5,149,789)			1,078,974

Quarterly Statement of Investments | See Notes to Statements of Investments. | 30

		FRANKLIN STRATEGIC SERIES
	CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*			Value

Convertible Bonds (Cost $16,016,242) 0.2%
Energy 0.2%
CHC Group LLC/CHC Finance Ltd., cvt., zero cpn., 10/01/20	Cayman Islands	8,657,428			$13,245,865
Corporate Bonds 47.2%
Automobiles & Components 1.1%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	30,700,000			32,109,437
Ford Motor Credit Co. LLC, senior note, 3.096%, 5/04/23	United States	13,600,000			13,509,084
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	19,400,000			20,054,750
senior note, 5.125%, 11/15/23	United States	5,400,000			5,636,250
					71,309,521
Banks 4.6%
Bank of America Corp.,
senior note, 6.40%, 8/28/17	United States	10,000,000			10,034,250
senior note, 7.75%, 4/30/18	United States	3,700,000	GBP		5,132,581
senior note, 5.65%, 5/01/18	United States	5,000,000			5,141,780
senior note, 3.50%, 4/19/26	United States	46,000,000			46,586,730
CIT Group Inc.,
senior note, 5.375%, 5/15/20	United States	6,900,000			7,469,250
senior note, 5.00%, 8/15/22	United States	18,000,000			19,506,600
Citigroup Inc.,
senior note, 3.875%, 10/25/23	United States	20,000,000			21,032,940
senior note, 3.30%, 4/27/25	United States	2,500,000			2,516,273
senior note, 3.40%, 5/01/26	United States	23,300,000			23,298,439
sub. bond, 5.50%, 9/13/25	United States	10,000,000			11,273,680
sub. note, 4.05%, 7/30/22	United States	5,000,000			5,248,975
JPMorgan Chase & Co.,
[h] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter,
Perpetual	United States	10,000,000			10,875,000
[h] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter,
Perpetual	United States	5,000,000			5,525,000
senior bond, 3.30%, 4/01/26	United States	10,000,000			10,026,350
senior bond, 3.20%, 6/15/26	United States	7,000,000			6,965,672
senior note, 4.25%, 10/15/20	United States	10,000,000			10,669,370
senior note, 3.25%, 9/23/22	United States	5,000,000			5,166,365
sub. note, 3.375%, 5/01/23	United States	10,000,000			10,214,580
sub. note, 3.875%, 9/10/24	United States	10,000,000			10,384,600
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	7,600,000			8,084,766
Wells Fargo & Co.,
[h] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual	United States	21,000,000			22,837,500
senior note, 2.60%, 7/22/20	United States	10,000,000			10,174,660
senior note, 3.00%, 4/22/26	United States	36,000,000			35,481,276
					303,646,637
Capital Goods 1.3%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	25,500,000			26,233,125
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	11,400,000			11,549,625
[d] Terex Corp., senior note, 144A, 5.625%, 2/01/25.	United States	4,600,000			4,801,250
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	4,000,000			4,255,000
senior sub. bond, 6.50%, 5/15/25	United States	2,500,000			2,637,500
senior sub. bond, 6.375%, 6/15/26	United States	15,000,000			15,712,500
senior sub. note, 6.00%, 7/15/22.	United States	4,000,000			4,190,000

				|	31

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*			Value

Corporate Bonds (continued)
Capital Goods (continued)
[d] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24.	United States	16,900,000			$18,759,000
					88,138,000
Commercial & Professional Services 0.3%
United Rentals North America Inc., senior bond, 5.875%, 9/15/26 .	United States	20,500,000			22,140,000
Consumer Durables & Apparel 1.0%
[d] Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	25,100,000			25,727,500
KB Home,
senior bond, 7.50%, 9/15/22	United States	5,000,000			5,712,500
senior note, 7.00%, 12/15/21	United States	10,000,000			11,262,500
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	24,600,000			25,553,250
					68,255,750
Consumer Services 2.1%
[d] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	20,000,000			20,690,000
senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	9,000,000			9,073,080
GLP Capital LP/GLP Financing II Inc., senior note, 5.375%,
4/15/26.	United States	3,000,000			3,272,814
[d] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	13,200,000			14,619,000
senior secured note, 144A, 6.25%, 2/15/22	United States	15,000,000			16,432,500
[d] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	8,900,000			9,300,500
senior note, 144A, 5.25%, 6/01/26	United States	9,100,000			9,668,750
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	30,000,000			31,159,290
[d] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior
bond, 144A, 5.50%, 3/01/25	United States	13,700,000			14,450,623
[d] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	8,000,000			8,200,000
					136,866,557
Diversified Financials 2.9%
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	20,000,000			19,896,860
The Goldman Sachs Group Inc.,
senior note, 3.50%, 1/23/25	United States	33,800,000			34,368,888
senior note, 3.75%, 2/25/26	United States	15,000,000			15,369,675
[d] Lincoln Finance Ltd., senior secured note, 144A, 6.875%,
4/15/21.	Netherlands	8,400,000	EUR		10,682,710
Morgan Stanley,
senior bond, 3.591% to 7/24/17, FRN thereafter, 7/22/28	United States	10,000,000			10,041,310
senior note, 3.875%, 1/27/26	United States	43,100,000			44,622,163
Navient Corp.,
senior note, 5.875%, 3/25/21	United States	5,000,000			5,298,500
senior note, 6.625%, 7/26/21	United States	8,000,000			8,600,000
senior note, 6.125%, 3/25/24	United States	10,000,000			10,449,500
[d] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22	Ireland	7,200,000			7,330,536
senior note, 144A, 5.50%, 2/15/24	Ireland	12,400,000			12,640,312
[d] Transurban Finance Co. Pty. Ltd., 144A, 3.375%, 3/22/27	Australia	11,400,000			11,149,639
					190,450,093

				|	32

		FRANKLIN STRATEGIC SERIES
	CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Energy 3.9%
[i] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior
bond, 7.875%, 4/15/22	United States	12,500,000		$2,875,000
[d] California Resources Corp., secured note, second lien, 144A,
8.00%, 12/15/22	United States	7,852,000		5,044,910
[d] Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 144A, 11.50%, 1/15/21	United States	8,900,000		10,413,000
Cheniere Corpus Christi Holdings LLC,
senior note, first lien, 7.00%, 6/30/24.	United States	8,800,000		10,065,000
senior secured note, first lien, 5.875%, 3/31/25	United States	8,200,000		8,917,500
CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	20,000,000		20,175,000
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20 .	United States	11,000,000		12,485,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	10,000,000		10,865,840
[d,j] EnQuest PLC, 144A, PIK, 8.00%, 10/15/23	United Kingdom	12,000,395		8,780,389
Exxon Mobil Corp., senior bond, 4.114%, 3/01/46	United States	1,900,000		2,034,098
[d] Gaz Capital SA (OJSC Gazprom), loan participation, senior note,
144A, 3.85%, 2/06/20	Russia	20,000,000		20,339,400
Kinder Morgan Inc.,
senior bond, 4.30%, 6/01/25	United States	17,000,000		17,806,157
senior note, 6.50%, 9/15/20	United States	9,000,000		10,028,556
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
senior note, 7.25%, 2/15/21	United States	20,000,000		20,500,000
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	2,100,000		2,080,142
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior bond, 5.50%, 4/15/23	United States	5,000,000		5,175,000
senior note, 5.875%, 3/01/22	United States	1,300,000		1,440,807
senior note, 5.00%, 10/01/22	United States	10,000,000		10,746,210
Sabine Pass Liquefaction LLC,
senior secured note, first lien, 5.625%, 2/01/21	United States	20,000,000		21,869,220
senior secured note, first lien, 5.625%, 4/15/23	United States	6,200,000		6,911,636
senior secured note, first lien, 5.625%, 3/01/25	United States	5,000,000		5,570,740
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	6,000,000		4,938,750
[d,j] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 9.00%, 5/15/20.	United States	5,050,512		4,222,364
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	4,519,777		3,202,025
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21	United States	9,000,000		9,258,750
senior note, 8.25%, 6/15/23	United States	10,500,000		10,683,750
[d] Woodside Finance Ltd., senior note, 144A, 3.70%, 9/15/26	Australia	12,500,000		12,472,725
				258,901,969
Food & Staples Retailing 0.7%
Kroger Co., senior bond, 2.65%, 10/15/26	United States	15,300,000		14,221,472
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	30,000,000		31,317,870
				45,539,342
Food, Beverage & Tobacco 1.8%
Anheuser-Busch InBev Finance Inc., senior note, 3.30%, 2/01/23 .	Belgium	15,700,000		16,309,851
Coca-Cola Femsa SAB de CV, senior bond, 5.25%, 11/26/43	Mexico	1,800,000		2,083,070
[d] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23 .	United Kingdom	20,400,000		21,012,979
[d] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	6,800,000		6,783,000
senior note, 144A, 8.25%, 2/01/20	United States	6,000,000		6,105,000
senior note, 144A, 5.75%, 6/15/25	United States	5,000,000		4,975,000

			|	33

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Food, Beverage & Tobacco (continued)
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	25,400,000		$24,516,334
[d] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24.	United States	6,500,000		6,816,875
senior note, 144A, 4.875%, 11/01/26.	United States	16,500,000		17,331,765
[d] Post Holdings Inc., senior note, 144A, 6.00%, 12/15/22	United States	10,000,000		10,612,500
Reynolds American Inc., senior note, 4.45%, 6/12/25	United States	1,900,000		2,046,712
				118,593,086
Health Care Equipment & Services 1.9%
Anthem Inc., senior bond, 3.30%, 1/15/23	United States	2,000,000		2,070,764
Centene Corp., senior note, 4.75%, 5/15/22	United States	12,000,000		12,720,000
CHS/Community Health Systems Inc.,
senior note, 7.125%, 7/15/20	United States	2,000,000		1,941,176
senior note, 6.875%, 2/01/22	United States	8,300,000		7,096,500
senior secured note, first lien, 6.25%, 3/31/23	United States	3,900,000		4,007,250
DaVita Inc.,
senior bond, 5.125%, 7/15/24.	United States	10,000,000		10,300,000
senior bond, 5.00%, 5/01/25	United States	9,300,000		9,460,890
HCA Inc.,
senior bond, 5.875%, 5/01/23.	United States	15,000,000		16,443,750
senior bond, 5.875%, 2/15/26.	United States	3,000,000		3,277,500
senior secured bond, first lien, 5.875%, 3/15/22	United States	5,000,000		5,542,500
senior secured bond, first lien, 5.25%, 4/15/25	United States	10,000,000		10,875,000
senior secured bond, first lien, 5.50%, 6/15/47	United States	12,000,000		12,540,000
[d] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%,
6/01/24.	United States	11,100,000		12,043,500
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	4,800,000		4,979,501
Tenet Healthcare Corp.,
senior note, 5.50%, 3/01/19	United States	7,000,000		7,245,000
senior note, 8.125%, 4/01/22	United States	5,000,000		5,387,500
senior note, 6.75%, 6/15/23	United States	2,700,000		2,679,750
				128,610,581
Household & Personal Products 0.3%
The Procter & Gamble Co., senior note, 2.45%, 11/03/26.	United States	19,000,000		18,652,224
Insurance 1.0%
MetLife Inc.,
senior note, 3.60%, 4/10/24	United States	12,300,000		12,937,115
senior note, 3.00%, 3/01/25	United States	2,400,000		2,425,154
[d] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24,
FRN thereafter, 10/16/44	Japan	35,000,000		37,577,575
Prudential Financial Inc., senior note, 3.50%, 5/15/24	United States	9,900,000		10,375,626
				63,315,470
Materials 5.7%
ArcelorMittal,
senior note, 5.50%, 3/01/21	France	17,600,000		19,244,632
senior note, 6.125%, 6/01/25	France	2,700,000		3,098,250
[j] ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	1,300,000		1,402,375
[d] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 6/30/21	Luxembourg	5,100,000		5,265,750
senior note, 144A, 6.00%, 2/15/25	Luxembourg	11,500,000		12,305,000

			|	34

		FRANKLIN STRATEGIC SERIES
	CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*			Value

Corporate Bonds (continued)
Materials (continued)
[d] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	21,200,000			$22,154,000
[d] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%,
4/01/24.	Mexico	5,800,000			6,185,555
[d] Cemex SAB de CV,
senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	15,000,000			16,029,675
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	4,000,000			4,344,940
[d] Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	11,900,000	EUR		14,758,308
The Chemours Co., senior note, 6.625%, 5/15/23	United States	21,000,000			22,656,060
[d] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	8,000,000			8,340,000
senior note, 144A, 7.25%, 4/01/23	Zambia	7,200,000			7,443,000
[d] FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
5.125%, 5/15/24	Australia	7,700,000			7,892,500
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	26,000,000			25,545,000
[d] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%,
11/15/21.	Switzerland	13,300,000			14,383,378
[d] Glencore Funding LLC,
senior note, 144A, 4.125%, 5/30/23	Switzerland	5,000,000			5,214,545
senior note, 144A, 4.625%, 4/29/24	Switzerland	2,500,000			2,658,750
[d] INVISTA Finance LLC, senior secured note, 144A, 4.25%,
10/15/19.	United States	30,000,000			30,750,000
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	20,400,000			21,844,116
[d] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	6,900,000			7,176,000
[d] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	15,400,000			16,247,000
[d] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	7,800,000			8,272,836
senior note, 144A, 5.875%, 8/15/23	United States	12,500,000			13,875,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA,
first lien, 5.75%, 10/15/20	United States	6,600,000			6,748,500
[d] first lien, 144A, 5.125%, 7/15/23	United States	5,900,000			6,217,125
[d] senior note, 144A, 7.00%, 7/15/24	United States	5,600,000			6,072,500
[d,k] senior secured note, first lien, 144A, FRN, 4.804%, 7/15/21	United States	6,500,000			6,654,375
[d] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	11,300,000			12,133,375
senior bond, 144A, 5.50%, 9/15/25	United States	2,600,000			2,853,500
senior note, 144A, 4.875%, 12/01/22.	United States	11,300,000			12,020,375
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24.	United States	9,700,000			10,403,250
senior note, 5.125%, 10/01/21	United States	9,200,000			9,499,000
[d] SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp., senior note, 144A, 7.50%, 6/15/25	United States	8,500,000			8,797,500
					378,486,170
Media 5.4%
21st Century Fox America Inc., senior note, 3.00%, 9/15/22	United States	6,100,000			6,207,604
[d] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%,
5/15/26.	United States	22,000,000			23,375,000
AMC Networks Inc., senior note, 5.00%, 4/01/24.	United States	18,000,000			18,585,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	15,000,000			15,506,250
[d] senior bond, 144A, 5.375%, 5/01/25	United States	13,000,000			13,861,250

				|	35

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*			Value

Corporate Bonds (continued)
Media (continued)
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,000,000			$3,105,000
senior note, 6.50%, 11/15/22	United States	5,000,000			5,206,250
senior sub. note, 7.625%, 3/15/20	United States	900,000			906,750
senior sub. note, 7.625%, 3/15/20	United States	6,400,000			6,464,000
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	22,000,000			24,544,520
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	10,000,000			10,396,900
senior note, 6.75%, 6/01/21	United States	4,000,000			4,425,000
senior note, 5.875%, 7/15/22	United States	3,000,000			3,272,820
senior note, 5.875%, 11/15/24	United States	5,000,000			5,443,750
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	13,000,000			9,733,750
senior secured note, first lien, 9.00%, 9/15/22	United States	8,100,000			5,994,000
[d] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	21,300,000			22,072,125
[d] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	14,600,000			15,786,250
senior bond, 144A, 5.375%, 4/15/25	United States	10,000,000			10,525,000
Tegna Inc.,
senior bond, 6.375%, 10/15/23	United States	12,000,000			12,750,000
[d] senior bond, 144A, 5.50%, 9/15/24	United States	2,800,000			2,926,000
senior note, 5.125%, 7/15/20	United States	9,800,000			10,069,500
Time Warner Cable LLC, senior note, 4.00%, 9/01/21	United States	15,600,000			16,381,498
Time Warner Inc., senior bond, 2.95%, 7/15/26.	United States	25,400,000			24,270,767
[d] Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
senior secured bond, first lien, 144A, 5.75%, 1/15/23	Germany	2,697,300	EUR		3,361,484
senior secured note, first lien, 144A, 5.625%, 4/15/23	Germany	1,330,000	EUR		1,669,177
[d] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%,
1/15/25.	Germany	18,000,000			19,395,000
[d] Univision Communications Inc., senior secured note, first lien,
144A, 5.125%, 2/15/25.	United States	25,000,000			25,125,000
[d] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24 .	United Kingdom	9,600,000	GBP		13,668,899
[d] Virgin Media Secured Finance PLC, senior secured bond, first
lien, 144A, 5.50%, 1/15/25	United Kingdom	14,000,000			14,682,500
[d] Ziggo Secured Finance BV, senior secured bond, 144A, 4.25%,
1/15/27.	Netherlands	8,600,000	EUR		10,822,072
					360,533,116
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	25,000,000			26,090,525
Baxalta Inc., senior note, 4.00%, 6/23/25	United States	25,000,000			26,357,825
Biogen Inc., senior note, 3.625%, 9/15/22	United States	14,900,000			15,677,706
[d,j] Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%,
5/15/22.	United States	3,300,000			3,440,250
[d] Endo Dac/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	11,900,000			10,086,892
senior note, 144A, 6.00%, 7/15/23	United States	5,000,000			4,359,375

				|	36

			FRANKLIN STRATEGIC SERIES
		CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
			Principal
		Country	Amount*		Value

Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
[d] Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
senior note, 144A, 6.375%, 8/01/23		United States	12,900,000		$13,738,500
[d] Valeant Pharmaceuticals International, senior note, 144A,
6.375%, 10/15/20		United States	9,000,000		8,797,500
[d] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25		United States	3,100,000		2,650,500
senior note, 144A, 5.50%, 3/01/23		United States	8,000,000		6,860,000
senior note, first lien, 144A, 7.00%, 3/15/24		United States	2,100,000		2,241,750
					120,300,823
Real Estate 0.9%
American Tower Corp., senior bond, 3.375%, 10/15/26		United States	28,900,000		28,633,051
Equinix Inc., senior bond, 5.375%, 4/01/23.		United States	25,000,000		26,125,000
MPT Operating Partnership LP/MPT Finance Corp., senior bond,
5.25%, 8/01/26		United States	4,200,000		4,410,000
					59,168,051
Retailing 0.9%
Home Depot Inc., senior note, 2.125%, 9/15/26		United States	15,000,000		14,115,135
JD.com Inc., senior note, 3.125%, 4/29/21		China	2,000,000		2,004,380
[d,j] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22		South Africa	9,404,450		422,145
[d,j] K2016740260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22		South Africa	1,480,536		1,334,295
Netflix Inc.,
senior bond, 5.875%, 2/15/25.		United States	10,000,000		11,225,000
[d] senior bond, 144A, 4.375%, 11/15/26		United States	11,800,000		11,977,000
[d] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23		United States	20,000,000		18,125,000
					59,202,955
Semiconductors & Semiconductor Equipment 0.2%
Qorvo Inc.,
senior bond, 7.00%, 12/01/25.		United States	4,300,000		4,912,750
senior note, 6.75%, 12/01/23		United States	10,000,000		11,009,000
					15,921,750
Software & Services 1.4%
[d] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21 .		United States	21,500,000		22,306,250
[d] First Data Corp.,
secured note, second lien, 144A, 5.75%, 1/15/24		United States	22,400,000		23,744,000
senior note, 144A, 7.00%, 12/01/23		United States	7,500,000		8,109,375
Fiserv Inc., senior bond, 3.85%, 6/01/25		United States	8,400,000		8,840,261
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22		United States	20,000,000		20,925,000
[d] Symantec Corp., senior note, 144A, 5.00%, 4/15/25		United States	5,500,000		5,775,000
					89,699,886
Technology Hardware & Equipment 0.6%
[d] CommScope Technologies LLC, senior bond, 144A, 6.00%,
6/15/25	.	United States	16,600,000		17,928,000
[d] Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21		United States	2,500,000		2,628,125
senior note, 144A, 7.125%, 6/15/24		United States	12,600,000		14,028,298
Tech Data Corp., senior bond, 4.95%, 2/15/27		United States	1,900,000		2,014,019
					36,598,442

				|	37

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*			Value

Corporate Bonds (continued)
Telecommunication Services 3.6%
AT&T Inc., senior bond, 3.40%, 5/15/25	United States	20,000,000			$19,740,320
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23.	United States	3,500,000			3,727,500
senior bond, 5.625%, 4/01/25.	United States	2,700,000			2,673,000
[d] Digicel Group Ltd.,
senior note, 144A, 8.25%, 9/30/20	Bermuda	10,000,000			9,621,950
senior note, 144A, 7.125%, 4/01/22	Bermuda	3,000,000			2,680,035
[d] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	10,000,000			9,771,350
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	17,200,000			18,855,500
Intelsat Jackson Holdings SA,
senior note, 7.25%, 10/15/20	Luxembourg	15,000,000			14,475,000
senior note, 7.50%, 4/01/21	Luxembourg	5,000,000			4,750,000
[d] Millicom International Cellular SA, senior note, 144A, 6.625%,
10/15/21.	Colombia	21,800,000			22,692,056
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22	United States	10,000,000			10,575,000
[d] senior note, 144A, 9.00%, 11/15/18	United States	816,000			884,340
[d] senior note, 144A, 7.00%, 3/01/20	United States	5,000,000			5,475,000
[d] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, first lien,
144A, 3.36%, 3/20/23	United States	15,800,000			16,065,129
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	5,000,000			5,398,400
senior bond, 6.375%, 3/01/25.	United States	14,700,000			15,857,625
senior note, 6.125%, 1/15/22	United States	2,000,000			2,100,000
senior note, 6.00%, 4/15/24	United States	4,200,000			4,525,500
senior note, 5.125%, 4/15/25	United States	6,000,000			6,375,000
Verizon Communications Inc., senior note, 5.15%, 9/15/23.	United States	22,000,000			24,525,446
[d] Wind Acquisition Finance SA,
senior secured note, 144A, 4.00%, 7/15/20	Italy	14,400,000	EUR		17,275,385
senior secured note, 144A, 7.00%, 4/23/21	Italy	17,300,000	EUR		21,418,202
					239,461,738
Transportation 0.8%
[d,l] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	6,000,000			6,120,780
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	8,000,000			8,171,040
FedEx Corp., senior bond, 3.25%, 4/01/26	United States	25,400,000			25,899,313
United Airlines Pass Through Trust, second lien, 2016-1, A,
3.45%, 1/07/30	United States	13,800,000			14,087,316
					54,278,449
Utilities 3.0%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	9,000,000			8,437,500
senior note, 5.375%, 1/15/23	United States	10,000,000			9,750,000
[d] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	2,000,000			2,070,000
Dominion Energy Inc., senior bond, 2.85%, 8/15/26	United States	11,400,000			11,031,518
[d] Dynegy Inc., senior note, 144A, 8.00%, 1/15/25	United States	28,300,000			28,229,250
[d,h] EDF SA,
junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter,
Perpetual	France	5,000,000			5,153,950
sub. note, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual	France	25,000,000			25,766,750

				|	38

			FRANKLIN STRATEGIC SERIES
		CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
			Principal
		Country	Amount*		Value

Corporate Bonds (continued)
Utilities (continued)
Exelon Corp., senior bond, 3.95%, 6/15/25.		United States	18,500,000		$19,426,239
[d] InterGen NV, secured bond, 144A, 7.00%, 6/30/23		Netherlands	25,000,000		24,593,750
Sempra Energy,
senior bond, 3.55%, 6/15/24		United States	8,800,000		9,057,787
senior note, 3.75%, 11/15/25		United States	12,300,000		12,702,493
The Southern Co., senior bond, 3.25%, 7/01/26		United States	32,300,000		32,219,767
[d] Talen Energy Supply LLC, senior note, 144A, 9.50%, 7/15/22		United States	13,400,000		11,859,000
					200,298,004
Total Corporate Bonds (Cost $3,073,990,691)					3,128,368,614

[k] Senior Floating Rate Interests 10.1%
Automobiles & Components 0.4%
The Goodyear Tire & Rubber Co., Second Lien Term Loan,
3.23%, 4/30/19		United States	1,665,013		1,672,991
TI Group Automotive Systems LLC, Initial US Term Loan, 3.984%,
6/30/22	.	United States	23,786,024		23,890,088
					25,563,079
Capital Goods 0.2%
Allison Transmission Inc., Term Loans, 3.24%, 9/23/22		United States	8,678,191		8,744,180
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.546%,
10/09/20	.	United States	736,591		714,493
Harsco Corp., Initial Term Loan, 6.25%, 11/02/23		United States	2,308,071		2,354,955
Leidos (Abacus Innovations Corp.), B Term Loan, 3.50%, 8/16/23.		United States	1,591,978		1,606,737
					13,420,365
Commercial & Professional Services 0.1%
KAR Auction Services Inc., Term Loan B, 3.813%, 3/09/23		United States	7,389,382		7,452,502
Ventia Pty. Ltd., Term B Loans (USD), 4.796%, 5/21/22		Australia	836,965		847,427
					8,299,929
Consumer Services 0.7%
Aristocrat Technologies Inc., Term B-2 Loans, 3.557%, 10/20/21 .		United States	1,676,538		1,685,451
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.30%,
3/15/22	.	United States	6,440,210		6,426,524
[m] Caesars Entertainment Operating Co. LLC, Term B Loans,
5.75%, 8/31/24		United States	1,496,438		1,502,985
Eldorado Resorts Inc., Initial Term Loan, 3.563%, 4/17/24		United States	5,303,969		5,302,866
Fitness International LLC, Term A Loan, 4.484%, 4/01/20		United States	30,116,296		30,144,545
Greektown Holdings LLC, Initial Term Loan, 4.234%, 4/25/24		United States	3,040,885		3,048,962
NVA Holdings Inc., Second Lien Term Loan, 8.296%, 8/14/22		United States	867,941		878,790
					48,990,123
Diversified Financials 0.1%
First Eagle Investment Management LLC, Initial Term Loans,
4.796%, 12/01/22		United States	5,255,414		5,329,321
Russell Investments US Institutional Holdco Inc., Initial Term
Loan, 6.972%, 6/01/23		United States	3,569,406		3,611,793
					8,941,114
Energy 1.7%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.984%, 8/14/20		United States	27,245,464		26,382,682
Second Lien Initial Term Loan, 11.984%, 2/16/21		United States	16,760,827		15,692,325

				|	39

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
			Principal
		Country	Amount*		Value

[k] Senior Floating Rate Interests (continued)
Energy (continued)
Fieldwood Energy LLC, Loans, 4.171%, 10/01/18		United States	49,391,396		$47,570,088
[m] Foresight Energy LLC, Term Loans, 7.046%, 3/28/22.		United States	4,246,878		4,115,934
International Seaways Inc., Initial Term Loans, 6.79%, 6/22/22		United States	8,500,000		8,446,875
OSG Bulk Ships Inc., Initial Term Loan, 5.43%, 8/05/19		United States	9,459,728		8,998,566
UTEX Industries Inc., First Lien Initial Term Loan, 5.234%,
5/21/21	.	United States	2,273,246		2,047,342
					113,253,812
Food & Staples Retailing 0.3%
Aramark Corp., U.S. Term A Loan, 2.984%, 3/28/22		United States	6,205,755		6,240,662
Smart & Final LLC, First Lien Term Loan, 4.734% - 4.796%,
11/15/22	.	United States	11,875,171		11,627,776
					17,868,438
Food, Beverage & Tobacco 0.4%
CSM Bakery Supplies LLC, Second Lien Term Loan, 9.05%,
7/03/21	.	United States	7,000,000		6,177,500
JBS USA LUX SA, New Initial Term Loans, 3.757% - 3.804%,
10/30/22	.	Brazil	23,791,264		23,612,829
					29,790,329
Health Care Equipment & Services 0.2%
U.S. Renal Care Inc., Initial Term Loan, 5.546%, 12/31/22		United States	10,213,252		10,058,460
Household & Personal Products 0.1%
Spectrum Brands Inc., USD Term Loans, 3.179% - 3.314%,
6/23/22	.	United States	4,186,865		4,214,079
Materials 0.9%
[m] Ashland LLC, Term B Loan, 3.224% - 3.242%, 5/17/24		United States	2,162,850		2,177,270
Chemours Co., Tranche B-1 US Term Loans, 3.73%, 5/12/22		United States	28,234,966		28,504,073
Cyanco Intermediate Corp., Initial Term Loan, 5.734%, 5/01/20		United States	7,726,613		7,790,998
Huntsman International LLC, 2015 Extended Term B Dollar Loan,
4.234%, 4/19/19		United States	612,811		615,875
[m] OCI Beaumont LLC, Term B-3 Loan, 7.929%, 8/20/19		United States	9,154,346		9,223,004
Oxbow Carbon LLC,
Tranche A-1 Term Loan, 3.984%, 10/21/19		United States	4,809,697		4,815,709
Tranche B Term Loan, 4.734%, 1/19/20		United States	5,424,401		5,492,207
					58,619,136
Media 0.6%
Altice US Finance I Corp., March 2017 Refinancing Term Loan
Commitments, 3.483%, 7/28/25		United States	1,986,110		1,987,848
AMC Entertainment Holdings Inc.,
[m]2016 Incremental Term Loans, 3.476%, 12/15/23		United States	4,586,151		4,603,349
Initial Term Loans, 3.476%, 12/15/22		United States	1,200,484		1,205,235
Charter Communications Operating LLC (CCO Safari), Term
Loan A-1, 2.99%, 5/18/21		United States	9,450,000		9,471,092
CSC Holdings LLC (Cablevision), March 2017 Incremental Term
Loans, 3.476%, 7/17/25		United States	12,926,205		12,926,205
Lions Gate Entertainment Corp., Term A Loan, 3.234%, 12/08/21 .		United States	5,246,775		5,268,093
Live Nation Entertainment Inc., Term B-3 Loans, 3.50%,
10/21/23	.	United States	767,434		772,590

				|	40

			FRANKLIN STRATEGIC SERIES
		CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
			Principal
		Country	Amount*		Value

[k] Senior Floating Rate Interests (continued)
Media (continued)
UPC Financing Partnership (UPC Broadband Holdings BV),
Facility AP, 3.976%, 4/15/25		United States	3,052,837		$3,072,299
					39,306,711
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial
Term Loans, 5.50%, 4/27/24		United States	20,011,200		20,341,745
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
3.444%, 1/31/25		United States	26,085,511		26,241,137
[m] INC Research Holdings Inc., Initial Term B Loans, 5.50%,
8/01/24	.	United States	3,537,561		3,560,778
RPI Finance Trust, Term A-3 Loan, 3.046%, 10/14/21		United States	6,528,435		6,540,676
Valeant Pharmaceuticals International Inc., Series F Tranche B
Term Loan, 5.98%, 4/01/22.		United States	11,464,160		11,687,104
					68,371,440
Retailing 0.9%
Ascena Retail Group Inc., Tranche B Term Loan, 5.75%, 8/21/22 .		United States	35,164,991		29,362,767
Dollar Tree Inc., Term A-1 Loans, 3.00%, 7/06/20		United States	4,468,141		4,458,311
[m] PetSmart Inc., Tranche B-2 Loans, 4.23%, 3/11/22		United States	25,951,991		24,672,092
					58,493,170
Semiconductors & Semiconductor Equipment 0.4%
MACOM Technology Solutions Holdings Inc., Initial Term Loans,
3.478%, 5/07/24		United States	3,000,000		3,000,000
MKS Instruments Inc., Tranche B-3 Term Loans, 3.484%,
4/29/23	.	United States	4,089,488		4,122,715
ON Semiconductor Corp., 2017 Replacement Term Loans,
3.484%, 3/31/23		United States	18,172,822		18,261,415
					25,384,130
Software & Services 0.5%
Global Payments Inc., Term A-2 Loan, 2.944%, 5/02/22.		United States	6,229,388		6,226,791
MoneyGram International Inc., Term Loan, 4.546%, 3/27/20.		United States	20,075,052		20,091,774
Rackspace Hosting Inc., 2017 Refinancing Term B Loans,
4.172%, 11/03/23		United States	3,856,451		3,878,626
[m] Wex Inc., Term Loan B, 6.00%, 7/01/23		United States	1,886,699		1,908,935
					32,106,126
Technology Hardware & Equipment 0.3%
Ciena Corp., Refinancing Term Loan, 3.728%, 1/28/22		United States	1,854,123		1,864,553
CommScope Inc., Tranche 5 Term Loans, 3.296%, 12/29/22		United States	1,007,958		1,013,627
Dell International LLC, Term A-3 Loan, 3.24%, 12/31/18		United States	9,738,459		9,761,939
Western Digital Corp., US Term B-2 Loan, 3.983%, 4/29/23		United States	9,810,455		9,898,592
					22,538,711
Telecommunication Services 0.1%
Consolidated Communications Inc., Initial Term Loan, 4.24%,
10/05/23	.	United States	2,389,999		2,397,168
Global Tel*Link Corp., Term Loan, 5.296%, 5/23/20		United States	2,806,294		2,828,658
					5,225,826

				|	41

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
			Principal
		Country	Amount*				Value

[k] Senior Floating Rate Interests (continued)
Transportation 0.6%
Air Canada, Term Loan, 3.46%, 10/06/23.		Canada	550,559				$554,688
The Hertz Corp., Tranche B-1 Term Loan, 3.99%, 6/30/23		United States	18,276,968				18,264,120
Navios Maritime Midstream Partners LP and Navios Maritime
Midstream Partners Finance (US) Inc., Term Loan, 5.78%,
6/18/20	.	Marshall Islands	13,264,048				13,264,048
United Airlines Inc., Class B Term Loans, 3.561%, 4/01/24.		United States	3,165,781				3,187,941
[m] XPO Logistics Inc., Loans, 3.554%, 11/01/21		United States	2,737,990				2,752,668
							38,023,465
Utilities 0.6%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.49%,
5/03/20	.	United States	13,199,932				13,228,813
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.80%,
6/28/23	.	United States	6,575,729				6,645,596
Lightstone Holdco LLC,
Initial Term B Loan, 5.734%, 1/30/24		United States	8,848,325				8,772,283
Initial Term C Loan, 5.734%, 1/30/24.		United States	551,340				546,602
NRG Energy Inc., Term Loans, 3.546%, 6/30/23		United States	8,543,700				8,568,870
							37,762,164
Total Senior Floating Rate Interests
(Cost $668,638,908)							666,230,607

Foreign Government and Agency Securities
8.5%
Government of Hungary, 5.375%, 2/21/23		Hungary	16,250,000				18,241,844
Government of Indonesia,
FR34, 12.80%, 6/15/21		Indonesia	169,210,000,000		IDR		15,280,018
FR36, 11.50%, 9/15/19		Indonesia	35,400,000,000		IDR		2,909,147
senior bond, FR39, 11.75%, 8/15/23		Indonesia	29,150,000,000		IDR		2,707,723
senior bond, FR44, 10.00%, 9/15/24		Indonesia	8,340,000,000		IDR		731,354
senior bond, FR56, 8.375%, 9/15/26		Indonesia	750,000,000,000		IDR		60,999,075
senior bond, FR70, 8.375%, 3/15/24		Indonesia	140,000,000,000		IDR		11,294,080
Government of Malaysia,
senior bond, 4.24%, 2/07/18		Malaysia	66,300,000		MYR		15,575,041
senior note, 3.58%, 9/28/18		Malaysia	39,800,000		MYR		9,332,340
Government of Mexico,
7.75%, 12/14/17		Mexico	4,000,000	[n]	MXN		22,513,221
senior note, 8.50%, 12/13/18		Mexico	25,140,000	[n]	MXN		143,848,418
[d] Government of Serbia,
senior note, 144A, 4.875%, 2/25/20		Serbia	29,400,000				30,843,393
senior note, 144A, 7.25%, 9/28/21		Serbia	15,000,000				17,424,450
[d] Government of Ukraine,
144A, 7.75%, 9/01/22		Ukraine	2,200,000				2,259,180
144A, 7.75%, 9/01/23		Ukraine	4,355,000				4,413,248
144A, 7.75%, 9/01/24		Ukraine	4,355,000				4,357,308
144A, 7.75%, 9/01/25		Ukraine	4,355,000				4,328,631
144A, 7.75%, 9/01/26		Ukraine	4,355,000				4,293,921
144A, 7.75%, 9/01/27		Ukraine	4,354,000				4,279,982
[a,o] 144A, VRI, GDP Linked Security, 5/31/40		Ukraine	20,490,000				9,046,335
Korea Monetary Stabilization Bond, senior note, 1.56%, 10/02/17 .		South Korea	33,000,000,000		KRW		29,480,623

						|	42

			FRANKLIN STRATEGIC SERIES
		CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
			Principal
		Country	Amount*				Value

Foreign Government and Agency Securities
(continued)
Nota Do Tesouro Nacional,
10.00%, 1/01/21		Brazil	140,000	[p]	BRL		$45,988,146
10.00%, 1/01/23		Brazil	123,902	[p]	BRL		40,296,136
[q] Index Linked, 6.00%, 8/15/18		Brazil	34,550	[p]	BRL		34,045,317
[q] Index Linked, 6.00%, 5/15/23		Brazil	19,500	[p]	BRL		19,708,663
senior note, 10.00%, 1/01/19		Brazil	25,000	[p]	BRL		8,214,957
Total Foreign Government and Agency
Securities
(Cost $569,080,196)							562,412,551

U.S. Government and Agency Securities 6.3%
U.S. Treasury Bond,
7.125%, 2/15/23		United States	3,000,000				3,822,363
6.25%, 8/15/23		United States	4,000,000				4,977,812
6.875%, 8/15/25		United States	1,000,000				1,350,273
6.50%, 11/15/26		United States	34,000,000				46,135,076
5.25%, 2/15/29		United States	1,750,000				2,259,278
3.00%, 11/15/45		United States	50,000,000				51,085,950
[r] Index Linked, 0.625%, 1/15/24		United States	81,757,015				83,445,216
[r] Index Linked, 2.375%, 1/15/25		United States	33,106,784				37,902,798
U.S. Treasury Note,
4.75%, 8/15/17		United States	7,000,000				7,010,255
3.875%, 5/15/18		United States	22,000,000				22,453,750
3.75%, 11/15/18		United States	39,000,000				40,214,928
2.375%, 8/15/24		United States	5,000,000				5,089,455
[r] Index Linked, 2.125%, 1/15/19		United States	9,118,830				9,409,273
[r] Index Linked, 0.625%, 7/15/21		United States	10,858,200				11,165,379
[r] Index Linked, 0.125%, 7/15/24		United States	93,316,041				92,265,396
Total U.S. Government and Agency Securities
(Cost $417,241,349)							418,587,202

Asset-Backed Securities and Commercial
Mortgage-Backed Securities 12.5%
Banks 1.3%
Banc of America Commercial Mortgage Trust, 2006-4, AJ,
5.695%, 7/10/46		United States	1,850,283				1,864,603
[k] Bear Stearns ARM Trust, 2004-4, A6, FRN, 3.363%, 6/25/34		United States	11,350,397				11,541,138
[k] Citibank Credit Card Issuance Trust,
2013-A2, A2, FRN, 1.507%, 5/26/20		United States	7,230,000				7,243,475
2013-A4, A4, FRN, 1.647%, 7/24/20		United States	7,666,000				7,691,645
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49	.	United States	11,699,679				11,078,393
[k] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.959%,
7/10/38	.	United States	12,633,000				11,903,668
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%,
4/15/50	.	United States	10,050,000				10,431,340
[k] CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN,
4.673%, 3/25/34		United States	2,800,000				2,820,688
[k] Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN,
1.612%, 8/25/35		United States	2,467,142				2,422,305

						|	43

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Banks (continued)
[k] Morgan Stanley Capital I Trust,
2007-IQ16, AM, FRN, 6.325%, 12/12/49	United States	3,102,000		$3,119,433
2007-IQ16, AMA, FRN, 6.321%, 12/12/49	United States	12,415,000		12,533,191
				82,649,879
Diversified Financials 11.2%
[d,k] Ares Enhanced Loan Investment Strategy IR Ltd.,
2013-IRAR, A2A, 144A, FRN, 3.213%, 7/23/25	United States	8,410,000		8,454,068
2013-IRAR, BR, 144A, FRN, 4.213%, 7/23/25	United States	9,000,000		9,061,380
[d,k] Atrium VIII,
8A, BR, 144A, FRN, 3.213%, 10/23/24	United States	4,520,000		4,555,844
8A, CR, 144A, FRN, 3.813%, 10/23/24	United States	6,080,000		6,106,144
[d,k] Atrium XI, 11A, CR, 144A, FRN, 3.463%, 10/23/25	United States	15,440,000		15,502,841
Banc of America Commercial Mortgage Trust,
2015-UBS7, A3, 3.441%, 9/15/48	United States	10,920,000		11,310,742
2015-UBS7, A4, 3.705%, 9/15/48	United States	12,450,000		13,112,265
[k] 2015-UBS7, B, FRN, 4.511%, 9/15/48.	United States	6,740,000		7,139,994
[k] Bank of America Credit Card Trust, 2005-A1, A, FRN, 1.556%,
6/15/20.	United States	9,175,000		9,187,610
[d,k] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 3.208%, 5/26/35	United States	9,473,234		9,012,180
[d,k] BlueMountain CLO Ltd.,
2012-2A, BR, 144A, FRN, 3.072%, 11/20/28	United States	6,710,000		6,743,885
2012-2A, CR, 144A, FRN, 3.772%, 11/20/28	United States	2,730,000		2,754,297
[d,k] Burnham Park CLO Ltd.,
2016-1A, A, 144A, FRN, 2.737%, 10/20/29	United States	4,590,000		4,610,150
2016-1A, B, 144A, FRN, 3.107%, 10/20/29	United States	6,000,000		5,982,840
2016-1A, C, 144A, FRN, 3.707%, 10/20/29	United States	6,000,000		6,007,380
[k] Capital One Multi-Asset Execution Trust,
2014-A3, A3, FRN, 1.606%, 1/18/22	United States	4,265,000		4,284,235
2016-A1, A1, FRN, 1.676%, 2/15/22	United States	32,250,000		32,441,952
2016-A2, A2, FRN, 1.856%, 2/15/24	United States	44,033,000		44,679,541
[d,k] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, BR, 144A, FRN, 3.207%, 1/20/29	United States	6,540,000		6,575,708
2012-4A, C1R, 144A, FRN, 3.907%, 1/20/29	United States	6,330,000		6,358,422
[d,k] Carlyle U.S. CLO Ltd., 2017-2A, A1B, 144A, FRN, 2.551%,
7/20/31.	United States	8,500,000		8,506,290
[d,k] Catamaran CLO Ltd.,
2013-1A, A, 144A, FRN, 2.467%, 1/27/25	United States	4,400,000		4,405,821
2013-1A, C, 144A, FRN, 3.917%, 1/27/25	United States	11,250,000		11,225,250
2014-2A, BR, 144A, FRN, 4.254%, 10/18/26	United States	11,770,000		11,834,029
[d,k] Cent CLO 20 Ltd., 13-20A, AR, 144A, FRN, 2.414%, 1/25/26	United States	2,000,000		2,000,700
[d,k] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.311%, 1/30/25	United States	7,450,980		7,465,733
2014-22A, A2AR, 144A, FRN, 3.129%, 11/07/26	United States	5,224,000		5,253,829
2014-22A, BR, 144A, FRN, 4.129%, 11/07/26	United States	4,416,410		4,466,713
[d,k] CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN,
3.703%, 3/13/35	United States	7,700,000		7,875,521
[k] Chase Issuance Trust,
2012-A10, A10, FRN, 1.486%, 12/16/19	United States	5,205,000		5,209,200
2013-A6, A6, FRN, 1.646%, 7/15/20	United States	12,040,000		12,075,178

			|	44

			FRANKLIN STRATEGIC SERIES
		CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
			Principal
		Country	Amount*		Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[d,k] Cole Park CLO Ltd., 15-1A, B, 144A, FRN, 3.557%, 10/20/28		United States	3,530,000		$3,586,551
[k] COMM Mortgage Trust, 2014-CR19, B, FRN, 4.703%, 8/10/47		United States	7,700,000		8,291,067
[d] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34		United States	15,065,000		15,502,051
[d,k] Cumberland Park CLO Ltd.,
2015-2A, B, 144A, FRN, 3.407%, 7/20/26		United States	12,270,000		12,365,338
2015-2A, C, 144A, FRN, 4.157%, 7/20/26		United States	1,850,000		1,858,862
[k] Discover Card Execution Note Trust, 2016-A2, A2, FRN, 1.766%,
9/15/21	.	United States	32,250,000		32,465,662
[d,k] Dryden 33 Senior Loan Fund,
2014-33A, BR, 144A, FRN, 3.154%, 10/15/28		United States	7,030,000		7,038,647
2014-33A, CR, 144A, FRN, 3.804%, 10/15/28		United States	3,530,000		3,530,318
[d,k] Dryden 34 Senior Loan Fund, 14-34A, AR, 144A, FRN, 2.464%,
10/15/26	.	United States	2,000,000		2,000,680
[d,k] Dryden XXV Senior Loan Fund, 2012-25A, CR, 144A, FRN,
3.804%, 1/15/25		United States	4,949,000		4,973,300
[d,k] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 2.504%,
7/15/26	.	United States	17,022,000		17,053,491
[d,k] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A,
FRN, 3.673%, 9/10/35		United States	14,920,000		15,562,788
[k] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 3.432%, 2/25/24		United States	12,507,738		12,929,401
2014-DN4, M3, FRN, 5.782%, 10/25/24		United States	7,878,971		8,651,243
2014-HQ2, M2, FRN, 3.432%, 9/25/24		United States	14,600,000		15,133,738
2015-HQ1, M2, FRN, 3.432%, 3/25/25		United States	5,061,578		5,130,489
2015-HQ1, M3, FRN, 5.032%, 3/25/25		United States	3,880,000		4,217,659
[d,k] Flagship CLO VIII Ltd., 2014-8A, AR, 144A, FRN, 2.554%,
1/16/26	.	United States	6,880,000		6,908,346
[k] FNMA Connecticut Avenue Securities,
2014-C03, 1M2, FRN, 4.232%, 7/25/24		United States	7,360,000		7,870,015
2015-C01, 1M2, FRN, 5.532%, 2/25/25		United States	9,438,390		10,261,396
2015-C01, 2M2, FRN, 5.782%, 2/25/25		United States	19,649,905		21,289,139
2015-C02, 1M2, FRN, 5.232%, 5/25/25		United States	11,418,668		12,351,858
2015-C02, 2M2, FRN, 5.232%, 5/25/25		United States	13,552,778		14,537,185
2015-C03, 2M2, FRN, 6.232%, 7/25/25		United States	20,410,000		22,615,431
2017-C01, 1M2, FRN, 4.782%, 7/25/29		United States	20,720,000		22,309,609
[d,k] Galaxy CLO Ltd.,
2014-17A, AR, 144A, FRN, 2.704%, 7/15/26		United States	9,540,000		9,589,608
2014-17A, BR, 144A, FRN, 3.104%, 7/15/26		United States	6,190,000		6,234,506
2014-17A, C1R, 144A, FRN, 3.704%, 7/15/26		United States	3,070,000		3,071,443
[d] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36		United States	10,487,587		10,329,502
GS Mortgage Securities Trust,
[k] 2016-GS3, B, FRN, 3.395%, 10/10/49		United States	8,037,000		7,993,239
2017-GS6, B, 3.869%, 5/10/50		United States	7,700,000		7,936,443
[k] Impac Secured Assets Trust, 2007-2, FRN, 1.482%, 4/25/37		United States	2,158,611		2,135,309
[d,k] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 2.676%,
3/17/32	.	United States	8,836,318		8,922,131
[d,k] J.P. Morgan Chase Commercial Mortgage Securities, 2016-Nine,
B, 144A, FRN, 2.949%, 10/06/38		United States	9,600,000		9,331,917
JPMCC Commercial Mortgage Securities Trust, 2017-JP6, B,
3.946%, 7/15/50		United States	9,250,000		9,549,158
[d,k] LCM XVI LP, 2016A, BR, 144A, FRN, 2.804%, 7/15/26		United States	6,900,000		6,900,000

				|	45

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[d,k] LCM XVII LP,
2017A, BR, 144A, FRN, 3.154%, 10/15/26	United States	4,590,000		$4,612,032
2017A, CR, 144A, FRN, 3.804%, 10/15/26	United States	4,240,000		4,249,922
[d,k,l] Madison Park Funding XXIII Ltd.,
2017-23A, B, 144A, FRN, 3.009%, 7/27/30	United States	2,400,000		2,400,000
2017-23A, C, 144A, FRN, 3.659%, 7/27/30	United States	5,000,000		5,000,000
[d,k,m] Magnetite XVIII Ltd., 2016-18A, B, 144A, FRN, 2.932%, 11/15/28 .	United States	2,090,000		2,106,218
[k] MortgageIT Trust,
2004-1, A2, FRN, 2.132%, 11/25/34	United States	3,035,675		2,923,086
2005-5, A1, FRN, 1.492%, 12/25/35	United States	2,585,284		2,437,585
[d,k] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
2.311%, 8/12/26	United States	6,800,000		6,829,784
[d,k] Octagon Investment Partners XXIII Ltd., 2015-1A, B, 144A, FRN,
3.304%, 7/15/27	United States	4,590,000		4,587,613
[k] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN,
1.542%, 11/25/35	United States	4,159,160		4,002,542
[k] Structured Asset Mortgage Investments Trust, 2003-AR2, A1,
FRN, 1.968%, 12/19/33	United States	4,201,689		4,070,359
[k] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 2.727%,
2/25/35.	United States	3,168,419		3,063,612
[k] Thornburg Mortgage Securities Trust,
2005-1, A3, FRN, 3.098%, 4/25/45	United States	4,438,781		4,461,407
2005-2, A1, FRN, 3.166%, 7/25/45	United States	2,475,562		2,403,243
[d,k] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 4.204%, 4/15/24	United States	2,740,000		2,745,644
2013-2A, B, 144A, FRN, 3.994%, 4/25/25	United States	10,770,000		10,814,049
2015-2A, B, 144A, FRN, 3.293%, 7/23/27	United States	9,290,000		9,306,815
Wells Fargo Mortgage Backed Securities Trust,
[k] 2004-W, A9, FRN, 3.06%, 11/25/34.	United States	1,802,597		1,838,681
2007-3, 3A1, 5.50%, 4/25/22	United States	356,609		365,067
				742,844,921
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities
(Cost $820,351,285)				825,494,800

Mortgage-Backed Securities 9.6%
[k] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable
Rate 0.0%†
FHLMC, 2.957%, 1/01/33	United States	53,208		54,998
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate
4.3%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	154,456		157,966
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22	United States	272,422		282,652
FHLMC Gold 15 Year, 5.50%, 10/01/17 - 2/01/19	United States	3,718		3,746
[s] FHLMC Gold 30 Year, 3.00%, 8/01/47	United States	77,000,000		77,138,363
[s] FHLMC Gold 30 Year, 3.50%, 8/01/46	United States	52,000,000		53,576,252
FHLMC Gold 30 Year, 3.50%, 6/01/47	United States	35,817,439		36,942,283
FHLMC Gold 30 Year, 4.00%, 3/01/47	United States	107,514,539		113,353,316
FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	197,326		212,447
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	1,665,838		1,823,310
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	1,124,172		1,256,032

			|	46

		FRANKLIN STRATEGIC SERIES
	CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate
(continued)
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	335,452		$377,832
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	219,742		244,674
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	33,071		34,883
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	7,321		8,526
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	212		220
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	113		127
				285,412,629
[k] Federal National Mortgage Association (FNMA) Adjustable
Rate 0.0%†
FNMA, 2.787% - 2.955%, 4/01/20 - 12/01/34	United States	183,944		193,162
Federal National Mortgage Association (FNMA) Fixed Rate
3.5%
FNMA 15 Year, 2.50%, 7/01/27	United States	390,915		396,811
FNMA 15 Year, 4.50%, 3/01/20	United States	40,466		41,417
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18	United States	20,667		21,147
FNMA 15 Year, 5.50%, 8/01/17 - 4/01/22	United States	79,844		82,869
[s] FNMA 30 Year, 3.00%, 8/01/47	United States	90,000,000		90,161,723
FNMA 30 Year, 3.50%, 5/01/47	United States	52,189,603		53,784,258
[s] FNMA 30 Year, 3.50%, 8/01/47	United States	53,000,000		54,569,294
[s] FNMA 30 Year, 4.00%, 8/01/47	United States	25,000,000		26,325,196
FNMA 30 Year, 4.50%, 3/01/28 - 2/01/41	United States	639,901		692,052
FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	1,815,649		1,992,042
FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	1,571,269		1,759,346
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	2,881,329		3,266,075
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	463,010		527,445
FNMA 30 Year, 7.50%, 10/01/29	United States	7,208		8,568
FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	3,849		4,476
FNMA 30 Year, 8.50%, 7/01/25	United States	473		486
				233,633,205
Government National Mortgage Association (GNMA) Fixed
Rate 1.8%
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	198,063		218,534
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	507,205		570,236
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	42,687		48,162
GNMA I SF 30 Year, 6.50%, 12/15/28 - 3/15/32.	United States	45,718		50,077
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28.	United States	20,551		22,195
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	1,719		1,875
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	4,365		4,801
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	72		79
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	266		267
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	482		484
[s] GNMA II SF 30 Year, 3.00%, 8/01/47	United States	57,000,000		57,830,509
GNMA II SF 30 Year, 3.50%, 2/20/47	United States	36,766,097		38,247,001
[s] GNMA II SF 30 Year, 3.50%, 8/01/47	United States	20,000,000		20,782,813
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	282,712		315,113
GNMA II SF 30 Year, 5.50%, 6/20/34	United States	144,014		161,125
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	131,860		150,540
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	72,286		83,926

			|	47

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
			Principal
		Country	Amount*		Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed
Rate (continued)
GNMA II SF 30 Year, 7.50%, 4/20/32		United States	18,392		$20,647
					118,508,384
Total Mortgage-Backed Securities
(Cost $633,220,227)					637,802,378

Municipal Bonds 2.0%
California State GO, Various Purpose, Refunding, 5.00%,
9/01/29	.	United States	17,200,000		20,921,908
California Statewide CDA, PCR, Southern California Edison Co.,
Mandatory Put 12/01/23, Refunding, Series D, 2.625%,
11/01/33	.	United States	4,000,000		4,140,600
Clark County School District GO, Refunding, Series D, 5.00%,
6/15/23	.	United States	15,300,000		18,135,702
Denver City and County Airport System Revenue, Refunding,
Series A, 5.00%, 11/15/25		United States	2,145,000		2,628,397
Minnesota State GO, Refunding, Series D, 5.00%, 8/01/25.		United States	8,550,000		10,636,286
New Jersey EDA Revenue, School Facilities Construction,
Refunding, Series NN, 5.00%, 3/01/30		United States	5,200,000		5,407,376
New York City HDC Capital Fund Grant Program Revenue, New
York City Housing Authority Program, Series B1, 5.00%,
7/01/33	.	United States	3,500,000		3,998,645
New York State Dormitory Authority State Personal Income Tax
Revenue, General Purpose, Refunding, Series A, 5.00%,
2/15/25	.	United States	9,410,000		11,348,272
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Ninety-First Series, 4.823%,
6/01/45	.	United States	14,165,000		15,155,983
[i] Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36		United States	30,900,000		18,964,875
Series XX, 5.25%, 7/01/40		United States	15,000,000		9,206,250
University of Texas Revenue, Series J, 5.00%, 8/15/25		United States	9,800,000		12,168,856
Total Municipal Bonds (Cost $137,609,462)					132,713,150

			Shares

Escrows and Litigation Trusts 0.0%†
[a] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC,
Escrow Account		United States	15,000,000		—
[a] NewPage Corp., Litigation Trust		United States	14,000,000		—
[a] Penn Virginia Corp., Escrow Account.		United States	15,000,000		225,000
[a] Vistra Energy Corp., Escrow Account		United States	30,000,000		348,000
Total Escrows and Litigation Trusts
(Cost $952,711)					573,000
Total Investments before Short Term
Investments (Cost $6,981,823,598)					6,949,484,006

				|	48

		FRANKLIN STRATEGIC SERIES
	CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value
Short Term Investments 0.7%
U.S. Government and Agency Securities (Cost $3,888,586)
0.0%†
[t,u] U.S. Treasury Bill, 8/17/17	United States	3,890,000	$3,888,327
Total Investments before Money Market Funds
(Cost $6,985,712,184)			6,953,372,333

		Shares
Money Market Funds (Cost $44,088,933) 0.7%
[g,v] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	United States	44,088,933	44,088,933
Total Investments (Cost $7,029,801,117) 105.6%			6,997,461,266
Other Assets, less Liabilities (5.6)%			(367,993,346)
Net Assets 100.0%			$6,629,467,920

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security is owned by FT Holdings Corporation II, a wholly-owned subsidiary of the Fund. See Note 10.
cAt July 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2017, the aggregate value of these securities was $1,646,461,496, representing 24.8% of net assets.
eSee Note 8 regarding holdings of 5% voting securities.
fSee Note 6 regarding restricted securities.
gSee Note 9 regarding investments in affiliated management investment companies.
hPerpetual security with no stated maturity date.
iDefaulted security or security for which income has been deemed uncollectible.
jIncome may be received in additional securities and/or cash.
kThe coupon rate shown represents the rate at period end.
lSecurity purchased on a when-issued basis.
mA portion or all of the security purchased on a delayed delivery basis.
nPrincipal amount is stated in 100 Mexican Peso Units.
oThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
pPrincipal amount is stated in 1,000 Brazilian Real Units.
qRedemption price at maturity is adjusted for inflation.
rPrincipal amount of security is adjusted for inflation.
sSecurity purchased on a to-be-announced (TBA) basis.
tThe security was issued on a discount basis with no stated coupon rate.
uA portion or all of the security has been segregated as collateral for open futures contracts. At July 31, 2017, the value of this security and/or cash pledged amounted to
$2,892,937, representing less than 0.1% of net assets.
vThe rate shown is the annualized seven-day yield at period end.

|49

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)

At July 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

				Number of	Notional Expiration			Unrealized		Unrealized
Description			Type	Contracts	Value		Date Appreciation			Depreciation
Interest Rate Contracts
Euro-Bund			Long	145	$27,785,965		9/07/17	$—		$(460,138)
Long Gilt			Long	496	82,470,307		9/27/17	—		(1,178,724)
U.S. Treasury 10 Yr. Note Ultra			Long	196	26,469,188		9/20/17	37,762		—
U.S. Treasury Bond			Long	214	32,735,312		9/20/17	106,422		—
Total Futures Contracts								$144,184		$(1,638,862)
Net unrealized appreciation (depreciation)										$(1,494,678)

At July 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
					Contract		Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type			Quantity	Amount*		Date	Appreciation		Depreciation
OTC Forward Exchange Contracts
Australian Dollar	JPHQ	Buy		9,000,000	6,712,110		8/17/17	$483,532		$—
Australian Dollar	JPHQ	Sell		72,000,000	55,176,120		8/17/17	—		(2,389,019)
British Pound	JPHQ	Sell		6,500,000	8,163,513		8/17/17	—		(417,962)
Euro	JPHQ	Buy		9,500,000	10,398,225		8/17/17	853,874		—
Euro	JPHQ	Sell		144,500,000	155,612,773		8/17/17	—		(15,537,574)
Japanese Yen	JPHQ	Buy	1,100,000,000		9,914,644		8/17/17	67,183		—
Japanese Yen	JPHQ	Sell	5,500,000,000		48,920,633		8/17/17	—		(988,501)
Indian Rupee	JPHQ	Buy	2,329,000,000		34,038,760		8/18/17	2,197,296		—
Indonesian Rupiah	JPHQ	Buy	146,000,000,000		10,715,596		8/18/17	225,487		—
Indonesian Rupiah	JPHQ	Sell	146,000,000,000		10,842,926		8/18/17	—		(98,157)
Argentine Peso	JPHQ	Buy		270,000,000	16,413,374		8/23/17	—		(1,345,148)
Argentine Peso	JPHQ	Buy		55,000,000	3,246,753		9/25/17	—		(235,124)
Colombian Peso	JPHQ	Buy	31,000,000,000		10,032,362		9/25/17	280,929		—
Australian Dollar	DBAB	Sell		72,000,000	54,093,096		10/23/17	—		(3,420,972)
Australian Dollar	JPHQ	Sell		21,200,000	15,917,808		10/23/17	—		(1,016,890)
Euro	DBAB	Sell		99,200,000	107,708,384		10/23/17	—		(10,207,507)
Euro	JPHQ	Sell		14,400,000	15,650,640		10/23/17	—		(1,466,183)
Indian Rupee	DBAB	Buy	2,886,000,000		43,718,132		10/23/17	893,947		—
Japanese Yen	DBAB	Sell	15,400,000,000		142,017,946		10/23/17	1,831,753		—
British Pound	DBAB	Buy		11,500,000	14,718,850		10/26/17	498,845		—
British Pound	DBAB	Sell		28,000,000	36,418,200		10/26/17	—		(633,579)
British Pound	JPHQ	Sell		13,300,000	152,711,044	SEK	10/26/17	1,400,350		—
Canadian Dollar	JPHQ	Sell		47,000,000	34,256,060		10/26/17	—		(3,476,250)
South Korean Won	JPHQ	Sell	34,100,000,000		30,082,484		10/26/17	—		(385,925)
British Pound	JPHQ	Sell		8,300,000	10,951,850		8/15/18	—		(135,058)
Total Forward Exchange Contracts								$8,733,196		$(41,753,849)
Net unrealized appreciation (depreciation)										$(33,020,653)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

									|	50

							FRANKLIN STRATEGIC SERIES
					CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)

At July 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
					Unamortized
	Periodic	Counter-			Upfront
	Payment	partya/	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[b]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Traded Index
CDX.NA.HY.28	5.00%	ICE	$33,150,000	6/20/22	$(2,267,510)	$—	$(381,578)	$(2,649,088)
OTC Swap Contracts
Contracts to Buy Protection
Single Name
Best Buy Co. Inc	5.00%	BZWS	2,650,000	6/20/22	(444,157)	—	(18,107)	(462,264)
Best Buy Co. Inc	5.00%	CITI	24,000,000	6/20/22	(4,118,433)	—	(68,108)	(4,186,541)
The Gap Inc	1.00%	CITI	11,300,000	6/20/22	705,653	—	(42,569)	663,084
Kohl’s Corp	1.00%	CITI	12,900,000	6/20/22	697,337	—	(27,045)	670,292
L Brands Inc	1.00%	CITI	11,300,000	6/20/22	749,830	—	(29,444)	720,386
Macy’s Retail Holdings Inc	1.00%	CITI	10,800,000	6/20/22	775,400	—	(70,908)	704,492
Target Corp	1.00%	CITI	26,650,000	6/20/22	(427,222)	—	(34,538)	(461,760)
Contracts to Sell Protection[d]
Single Name
Government of Argentina	5.00%	CITI	20,100,000	6/20/22	1,537,913	—	(117,923)	1,419,990	B
Government of Argentina	5.00%	JPHQ	28,500,000	6/20/22	2,203,136	—	(189,716)	2,013,420	B
Government of Brazil	1.00%	FBCO	20,300,000	6/20/22	(1,278,755)	318,243	—	(960,512)	BB
Government of Colombia	1.00%	JPHQ	36,100,000	6/20/22	(511,860)	125,711	—	(386,149)	BBB
Government of Mexico	1.00%	FBCO	16,000,000	6/20/22	(59,497)	55,706	—	(3,791)	BBB+
Traded Index
[e]Citibank Bespoke Lisbon Index,
Equity Tranche 0-3%	0.00%	CITI	5,440,000	6/20/19	(1,214,890)	336,797	—	(878,093)	Non-
									Investment
									Grade
[e]Citibank Bespoke Verona
Index, Equity Tranche 0-3%	0.00%	CITI	10,900,000	12/20/19	(2,616,490)	59,152	—	(2,557,338)	Non-
									Investment
									Grade
MCDX.NA.28	1.00%	CITI	30,760,000	6/20/22	461,497	55,864	—	517,361	Investment
									Grade
Total OTC Swap Contracts					$(3,540,538)	$951,473	$(598,358)	$(3,187,423)
Total Credit Default Swap Contracts					$(5,808,048)	$951,473	$(979,936)	$(5,836,511)
Net unrealized appreciation (depreciation)							$(28,463)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

|51

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Strategic Income Fund (continued)

Credit Default Swap Contracts (continued)

Collateral
Pledged
Counterparty	(Received)
BZWS	$460,000
CITI	3,390,000
DBAB	9,440,000
FBCO	1,010,000
JPHQ	19,090,000
Total collateral	$33,390,000

bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eRepresents a custom index comprised of a basket of underlying issuers.

See Abbreviations on page 66.

|52

FRANKLIN STRATEGIC SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation

|53

FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the

|54

     FRANKLIN STRATEGIC SERIES NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

|55

FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Certain option contracts are marked-to-market daily and the daily change in fair value is accounted for as variation margin payable or receivable. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period. Franklin Flexible Alpha Bond Fund – Futures, forwards, swaps and options Franklin Strategic Income Fund – Futures, forwards, swaps and VRI

4. MORTGAGE DOLLAR ROLLS

Franklin Flexible Alpha Bond Fund and Franklin Strategic Income Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At July 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin		Franklin
	Biotechnology	Flexible Alpha		Focused Core
	Discovery Fund	Bond Fund		Equity Fund
Cost of investments	$947,334,108	$11,062,082		$86,702,656

Unrealized appreciation	$644,805,609	$165,230		$24,473,137
Unrealized depreciation	(94,658,444)	(63,533)		(4,347,729)
Net unrealized appreciation (depreciation)	$550,147,165	$101,697		$20,125,408

			|	56

		FRANKLIN STRATEGIC SERIES
	NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

			Franklin
	Franklin Growth	Franklin Natural	Small Cap
	Opportunities Fund	Resources Fund	Growth Fund
Cost of investments	$2,032,294,181	$508,287,458	$2,095,288,926

Unrealized appreciation	$1,627,690,326	$104,307,037	$722,518,575
Unrealized depreciation	(26,764,971)	(71,406,960)	(191,372,885)
Net unrealized appreciation (depreciation)	$1,600,925,355	$32,900,077	$531,145,690
		Franklin	Franklin
		Small-Mid Cap	Strategic
		Growth Fund	Income Fund
Cost of investments		$2,640,047,067	$7,060,340,592

Unrealized appreciation		$1,007,207,974	$208,460,350
Unrealized depreciation		(69,235,940)	(271,339,676)
Net unrealized appreciation (depreciation)		$937,972,034	$(62,879,326)

6. RESTRICTED SECURITIES

At July 31, 2017, investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

		Acquisition
Shares	Issuer	Date	Cost		Value
Franklin Biotechnology Discovery Fund
107,297,280	Acerta Pharma BV	5/06/15	$6,172,605		$3,580,617
314,126	G1 Therapeutics Inc	4/26/16	2,799,999		4,191,540
80,195	Intarcia Therapeutics Inc., DD	3/26/14	2,597,516		4,811,700
	Total Restricted Securities (Value is 0.9% of Net Assets)		$11,570,120		$12,583,857
Franklin Growth Opportunities Fund
35,601,435	Acerta Pharma BV	5/06/15	$2,048,084		$1,188,056
2,362,202	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	11,896,616		13,086,268
596,775	Proterra Inc., pfd., 6	6/07/17	3,306,052		3,306,050
805,800	Tanium Inc., pfd., G	9/14/15	4,000,233		4,000,233
	Total Restricted Securities (Value is 0.6% of Net Assets)		$21,250,985		$21,580,607
Franklin Natural Resources Fund
199,375	Energy Coal Resources, 144A	11/16/05 - 5/05/06	$741,939		$—
29,847	Energy Coal Resources, 144A, pfd	3/17/09	2,376,164		—
	Total Restricted Securities (Value is —% of Net Assets)		$3,118,103		$—
Franklin Small Cap Growth Fund
825,201	DraftKings Inc., pfd., D	8/07/15	$4,444,444		$1,898,192
2,029,318	DraftKings Inc., pfd., D-1	8/07/15	15,555,553		6,273,472
4,179,808	DraftKings Inc., pfd., E	12/23/15 - 3/02/17	6,627,305		7,277,255
1,787,047	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	8,999,998		9,899,990
877,611	Proterra Inc., pfd., 6	6/07/17	4,861,845		4,861,842
1,542,673	Smule Inc., pfd., G, 144A	5/31/16	11,099,995		13,122,593
352,675	Smule Inc., pfd., H	4/27/17	2,999,995		2,999,995
	Total Restricted Securities (Value is 1.8% of Net Assets)		$54,589,135		$46,333,339
Franklin Small-Mid Cap Growth Fund
660,161	DraftKings Inc., pfd., D	8/07/15	$3,555,556		$1,518,554
1,623,455	DraftKings Inc., pfd., D-1	8/07/15	12,444,447		5,018,779
3,388,624	DraftKings Inc., pfd., E	12/23/15 - 3/02/17	5,380,300		5,899,764

				|	57

FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. RESTRICTED SECURITIES (continued)

		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Small-Mid Cap Growth Fund (continued)
1,416,913	Proterra Inc., pfd., 5, 144A	9/21/16	$7,135,914	$7,849,500
	Total Restricted Securities (Value is 0.6% of Net Assets)		$28,516,217	$20,286,597
Franklin Strategic Income Fund
125,940,079	Holdco 2, A	2/08/13 - 2/01/17	$977,122	$95,547
12,532,822	Holdco 2, B	2/01/17	9,305	9,508
211,824	Warrior Met Coal Inc	5/28/14 - 11/13/14	29,562,025	4,485,571
	Total Restricted Securities (Value is 0.1% of Net Assets)		$30,548,452	$4,590,626

7. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

At July 31, 2017, unfunded commitments were as follows:

     Unfunded Borrower Commitment

Franklin Strategic Income Fund

GlobalTel*LinkCorp,RevolvingCommitment $1,478,221

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended July 31, 2017, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares/			Shares/
	Warrants			Warrants
	Held			Held	Value			Realized
	at Beginning	Gross	Gross	at End	at End	Investment		Gain
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income		(Loss)

Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Alcobra Ltd	1,737,306	—	—	1,737,306	$1,928,410	$—		$—
ARCA biopharma Inc	478,077	—	—	478,077	884,442	—		—
ARCA biopharma Inc., wts., 6/16/22	1,338,619	—	—	1,338,619	40,171	—		—
BioPharmX Corp	1,900,375	—	—	1,900,375	652,399	—		—
BioPharmX Corp.,144A	1,945,737	—	—	1,945,737	667,972	—		—
BioPharmX Corp., wts., 3/29/21	108,000	—	—	108,000	7,000	—		—
BioPharmX Corp., wts., 11/22/23	1,259,925	—	—	1,259,925	169,423	—		—
Fate Therapeutics Inc	2,373,777	—	—	2,373,777	6,860,216	—		—
Total Affiliated Securities (Value is 0.8% of Net Assets)					$11,210,033	$—		$—

Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Aratana Therapeutics Inc	2,697,019	—	—	2,697,019	$18,204,878	$—		$—
Boot Barn Holdings Inc	1,288,939	386,000	—	1,674,939	13,416,261	—		—
The KeyW Holding Corp	3,006,882	—	—	3,006,882	26,550,768	—		—

							|	58

					FRANKLIN STRATEGIC SERIES
		NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of
	Shares/			Shares/
	Warrants			Warrants
	Held			Held	Value		Realized
	at Beginning	Gross	Gross	at End	at End	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)

Franklin Small Cap Growth Fund (continued)
Non-Controlled Affiliates (continued)
Pfenex Inc	1,175,631	—	—	1,175,631	$5,113,995	$—	$—
Sportsman’s Warehouse
Holdings Inc	3,944,700	217,300	—	4,162,000	18,853,860	—	—
Total Affiliated Securities (Value is 3.2% of Net Assets)					$82,139,762	$—	$—

Franklin Strategic Income Fund
Non-Controlled Affiliates
CHC Group LLC (Value is 0.0%[a] of
Net Assets)	168,355	—	—	168,355	$1,851,905	$—	$—

[a]Rounds to less than 0.1% of net assets.

9. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2017, investments in affiliated management investment companies were as follows:

									% of
									Affiliated
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value				Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized		Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)		of Period
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.63%	85,673,142	190,245,209	(190,749,718)	85,168,633	$85,168,633	$41,523	$—		0.5%
Franklin Flexible Alpha Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.63%	1,305,181	976,045	(1,500,631)	780,595	$780,595	$1,488	$—		0.0%[a]
Franklin Focused Core Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.63%	2,075,737	5,342,310	(6,569,818)	848,229	$848,229	$1,280	$—		0.0%[a]
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.63%	55,627,362	208,998,144	(259,272,024)	5,353,482	$5,353,482	$47,381	$—		0.0%[a]
Franklin Natural Resources Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.63%	7,627,816	39,131,995	(43,877,057)	2,882,754	$2,882,754	$4,583	$—		0.0%[a]
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.63%	106,566,728	190,600,422	(202,937,604)	94,229,546	$94,229,546	$43,388	$—		0.5%

								|	59

FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.63%	133,872,460	208,819,420	(249,864,847)	92,827,033	$92,827,033	$176,596	$—	0.5%
Franklin Strategic Income Fund
Controlled Affiliates
Franklin Lower Tier Floating Rate
Fund	25,361,119	—	—	25,361,119	$266,545,358	$6,138,177	$—	78.0%
Franklin Middle Tier Floating Rate
Fund	21,833,687	—	—	21,833,687	218,991,885	3,579,742	—	72.2%
Total Controlled Affiliates					$485,537,243	$9,717,919	$—
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.63%	204,828,690	206,279,763	(367,019,520)	44,088,933	$44,088,933	$124,220	$—	0.2%
Total					$529,626,176	$9,842,139	$—
[a]Rounds to less than 0.1%.

10. INVESTMENTS IN FT HOLDINGS CORPORATION II (FT SUBSIDIARY)

Franklin Strategic Income Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2017, FT Subsidiary’s investment, Turtle Bay Resort as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At July 31, 2017, the net assets of FT Subsidiary were $26,213,805, representing less than 1% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.

11. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|60

     FRANKLIN STRATEGIC SERIES NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of July 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1		Level 2	Level 3		Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Biotechnology.	$1,204,520,484	$	—[b]	$9,135,316		$1,213,655,800
Pharmaceuticals	137,883,500		—	3,757,040		141,640,540
All Other Equity Investments[c]	55,701,540		—	—		55,701,540
Escrows and Litigation Trusts	—		—	1,314,760		1,314,760
Short Term Investments	85,168,633		—	—		85,168,633
Total Investments in Securities	$1,483,274,157		$—	$14,207,116		$1,497,481,273

Franklin Flexible Alpha Bond Fund
Assets:
Investments in Securities:
Management Investment Companies	$192,327		$—	$—		$192,327
Corporate Bonds	—		4,437,368	—		4,437,368
Foreign Government and Agency Securities	—		344,000	—		344,000
U.S. Government and Agency Securities	—		691,501	—		691,501
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—		3,590,071	—		3,590,071
Mortgage-Backed Securities	—		519,403	—		519,403
Municipal Bonds	—		604,291	—		604,291
Options Purchased	1,984		2,239	—		4,223
Short Term Investments	780,595		—	—		780,595
Total Investments in Securities	$974,906		$10,188,873	$—		$11,163,779

Other Financial Instruments:
Futures Contracts	$2,158		$—	$—		$2,158
Forward Exchange Contracts	—		13,064	—		13,064
Swap Contracts.	—		7,436	—		7,436
Total Other Financial Instruments	$2,158		$20,500	$—		$22,658

Liabilities:
Other Financial Instruments:
Options Written	$962		$—	$—		$962
TBA Sale Commitments	—		440,509	—		440,509
Futures Contracts	10,601		—	—		10,601
Forward Exchange Contracts	—		41,600	—		41,600
Swap Contracts.	—		49,036	—		49,036
Total Other Financial Instruments	$11,563		$531,145	$—		$542,708

Franklin Focused Core Equity Fund
Assets:
Investments in Securities:
Equity Investments[c]	$105,979,835		$—	$—		$105,979,835
Short Term Investments	848,229		—	—		848,229
Total Investments in Securities	$106,828,064		$—	$—		$106,828,064

Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$529,087,891		$—	$16,392,318		$545,480,209
Health Care	438,840,797		—	1,188,056		440,028,853
Information Technology	1,628,956,577		—	4,000,233		1,632,956,810
All Other Equity Investments[c]	1,009,400,182		—	—		1,009,400,182
Short Term Investments	5,353,482		—	—		5,353,482

					|	61

FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

11. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Growth Opportunities Fund (continued)
Total Investments in Securities	$3,611,638,929	$—	$21,580,607		$3,633,219,536

Franklin Natural Resources Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Oil & Gas Exploration & Production	$188,449,810	$2,884,394	$—		$191,334,204
All Other Equity Investments[c]	345,713,989	—	—[b]		345,713,989
Convertible Bonds	—	1,256,588	—		1,256,588
Short Term Investments	2,882,754	—	—		2,882,754
Total Investments in Securities	$537,046,553	$4,140,982	$—		$541,187,535

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$334,607,762	$—	$30,210,751		$364,818,513
Information Technology	791,726,326	—	16,122,588		807,848,914
All Other Equity Investments[c]	1,359,537,643	—	—		1,359,537,643
Short Term Investments	94,229,546	—	—		94,229,546
Total Investments in Securities	$2,580,101,277	$—	$46,333,339		$2,626,434,616

Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$557,036,593	$—	$20,286,597		$577,323,190
All Other Equity Investments[c]	2,907,868,878	—	—		2,907,868,878
Short Term Investments	92,827,033	—	—		92,827,033
Total Investments in Securities	$3,557,732,504	$—	$20,286,597		$3,578,019,101

				|	62

			FRANKLIN STRATEGIC SERIES
	NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$—	$—	$25,946,719		$25,946,719
Energy.	38,175,130	3,813,449	58,990		42,047,569
Materials	185,966	614	4,485,571		4,672,151
Retailing	—	—	105,055		105,055
Transportation	—	1,526,416	—		1,526,416
All Other Equity Investments[c]	489,757,929	—	—		489,757,929
Convertible Bonds	—	13,245,865	—		13,245,865
Corporate Bonds	—	3,128,368,614	—		3,128,368,614
Senior Floating Rate Interests	—	666,230,607	—		666,230,607
Foreign Government and Agency Securities	—	562,412,551	—		562,412,551
U.S. Government and Agency Securities	—	418,587,202	—		418,587,202
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	825,494,800	—		825,494,800
Mortgage-Backed Securities	—	637,802,378	—		637,802,378
Municipal Bonds	—	132,713,150	—		132,713,150
Escrows and Litigation Trusts	—	225,000	348,000	[b]	573,000
Short Term Investments	47,977,260	—	—		47,977,260
Total Investments in Securities	$576,096,285	$6,390,420,646	$30,944,335		$6,997,461,266

Other Financial Instruments:
Futures Contracts	$144,184	$—	$—		$144,184
Forward Exchange Contracts	—	8,733,196	—		8,733,196
Swap Contracts.	—	951,473	—		951,473
Unfunded Loan Commitments.	—	42,445	—		42,445
Total Other Financial Instruments	$144,184	$9,727,114	$—		$9,871,298

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,638,862	$—	$—		$1,638,862
Forward Exchange Contracts	—	41,753,849	—		41,753,849
Swap Contracts.	—	979,936	—		979,936
Total Other Financial Instruments	$1,638,862	$42,733,785	$—		$44,372,647

aIncludes common, preferred and convertible preferred stocks and management investment companies as well as other equity investments. bIncludes securities determined to have no value at July 31, 2017. cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. At July 31, 2017, the reconciliations of assets, are as follows:

											Net Change in
											Unrealized
											Appreciation
							Net	Net			(Depreciation)
	Balance at			Transfer	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period	Purchases	Sales	Level 3[a]	Level 3	Adjustments	(Loss)	(Depreciation)	of Period		Period End
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Biotechnology	$9,166,510	$—	$(7,312,581)	$4,813,486	$—	$—	$3,562,537	$(1,094,636)	$9,135,316		$(703,414)
Pharmaceuticals	7,765,403	—	(2,799,999)	—	—	—	—	(1,208,364)	3,757,040		(980,307)

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FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

11. FAIR VALUE MEASUREMENTS (continued)

										Net Change in
										Unrealized
										Appreciation
							Net	Net		(Depreciation)
	Balance at			Transfer	Transfer		Realized	Unrealized	Balance	on Assets
	Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End	Held at
	Period	Purchases	Sales	Level 3[a]	Level 3	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Escrows and Litigation
Trusts.	$—	$—	$—	$1,308,937	$—	$—	$—	$5,823	$1,314,760	$5,823
Total Investments in
Securities	$16,931,913	$—	$(10,112,580)	$6,122,423	$—	$—	$3,562,537	$(2,297,177)	$14,207,116	$(1,677,898)
Receivables:
Investment Securities
Sold.	$9,126,475	$—	$—	$—	$(9,381,849)	$—	$—	$255,374	$—	$—
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Discretionary	$28,079,771	$4,861,846	$—	$—	$—	$—	$—	$(2,730,866)	$30,210,751	$(2,730,866)
Information Technology	16,122,588	—	—	—	—	—	—	—	16,122,588	—
Total Investments in
Securities	$44,202,359	$4,861,846	$—	$—	$—	$—	$—	$(2,730,866)	$46,333,339	$(2,730,866)

aThe investments were transferred into Level 3 as a result of the unavailability of other significant observable valuation inputs. May include amounts related to a corporate action.
bIncludes common and preferred stocks as well as other equity investments.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2017, are as follows:

				Impact to Fair
	Fair Value at	Valuation		Value if Input
Description	End of Period	Technique	Unobservable Input	Amount Increases[a]
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:
		Discounted Cash	Discount for lack of
Biotechnology	$4,191,540	Flow	marketability	6.2% Decrease
All Other Investments[b]	10,015,576
Total	$14,207,116

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Discretionary	$15,448,919	Market Approach	Enterprise Value	$775 (mil) Increase
All Other Investments[b]	30,884,420
Total	$46,333,339

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
cIncludes preferred stocks.

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     FRANKLIN STRATEGIC SERIES NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

12. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities purchased at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities purchased at a discount which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

13. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds’ financial statements and related disclosures.

14. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BZWS	Barclays Bank PLC	AUD	Australian Dollar	ADR	American Depositary Receipt
CITI	Citigroup, Inc.	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage
DBAB	Deutsche Bank AG	EUR	Euro	BBA	British Bankers Association
EUX	Eurex	GBP	British Pound	BOBL	Bundesobligationen
FBCO	Credit Suisse International	IDR	Indonesian Rupiah	CDA	Community Development Authority/Agency
GSCO	Goldman Sachs Group, Inc.	KRW	South Korean Won	CDO	Collateralized Debt Obligation
HSBK	HSBC Bank PLC	MXN	Mexican Peso	CLO	Collateralized Loan Obligation
ICE	Intercontinental Exchange	MYR	Malaysian Ringgit	EDA	Economic Development Authority
JPHQ	JP Morgan Chase & Co.	SEK	Swedish Krona	ETF	Exchange Traded Fund
RBS	Royal Bank of Scotland PLC	USD	United States Dollar	FRN	Floating Rate Note
UBSW	UBS AG			GDP	Gross Domestic Product
				GO	General Obligation
				HDC	Housing Development Corp.
				IO	Interest Only
				LIBOR	London InterBank Offered Rate
				MFM	Multi-Family Mortgage
				PCR	Pollution Control Revenue
				PIK	Payment-In-Kind
				SF	Single Family
				SFR	Single Family Revenue
				VRI	Value Recovery Instruments

Index Abbreviation
CDX.NA.HY.Series number		CDX North America High Yield Index
CDX.NA.IG.Series number		CDX North America Investment Grade Index
ITRX.EUR.Series number		iTraxx Europe Index
ITRX.EUR.XOVER.Series number		iTraxx Europe Crossover Index
MCDX.NA.Series number		MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|66

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By _/s/Matthew T. Hinkle __

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2017

By _/s/Gaston Gardey_

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 26, 2017